UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 t h Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2025

Date of reporting period:	8/31/2024

Item 1 – Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM Floating Rate Income Fund
Class A:
FRFAX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2024
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Floating Rate Income Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class A	$51	0.99%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 2,074,190,873
Number of fund holdings	449
Portfolio turnover rate for the period	46%
MF211E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	1.8
AA	20.6
A	3.5
BBB	13.2
BB	20.9
B	34.7
CCC	3.9
CC	0.1
Not Rated	4.6
Cash/Cash Equivalents	(3.3)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Floating Rate Income Fund

SHARE CLASS	A
NASDAQ	FRFAX
CUSIP	74439V602
MF211E2A

PGIM Floating Rate Income Fund
Class C:
FRFCX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2024
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Floating Rate Income Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class C	$89	1.74%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 2,074,190,873
Number of fund holdings	449
Portfolio turnover rate for the period	46%
MF211E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	1.8
AA	20.6
A	3.5
BBB	13.2
BB	20.9
B	34.7
CCC	3.9
CC	0.1
Not Rated	4.6
Cash/Cash Equivalents	(3.3)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Floating Rate Income Fund

SHARE CLASS	C
NASDAQ	FRFCX
CUSIP	74439V701
MF211E2C

PGIM Floating Rate Income Fund
Class Z:
FRFZX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2024
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Floating Rate Income Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class Z	$38	0.74%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 2,074,190,873
Number of fund holdings	449
Portfolio turnover rate for the period	46%
MF211E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	1.8
AA	20.6
A	3.5
BBB	13.2
BB	20.9
B	34.7
CCC	3.9
CC	0.1
Not Rated	4.6
Cash/Cash Equivalents	(3.3)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Floating Rate Income Fund

SHARE CLASS	Z
NASDAQ	FRFZX
CUSIP	74439V800
MF211E2Z

PGIM Floating Rate Income Fund
Class R6:
PFRIX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2024
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Floating Rate Income Fund (the “Fund”)
for the period of March 1, 2024 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class R6	$36	0.69%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 2,074,190,873
Number of fund holdings	449
Portfolio turnover rate for the period	46%
MF211E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	1.8
AA	20.6
A	3.5
BBB	13.2
BB	20.9
B	34.7
CCC	3.9
CC	0.1
Not Rated	4.6
Cash/Cash Equivalents	(3.3)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Floating Rate Income Fund

SHARE CLASS	R6
NASDAQ	PFRIX
CUSIP	74439V883
MF211E2R6

PGIM Government Income Fund
Class A:
PGVAX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2024
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class A	$53	1.02%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 277,386,734
Number of fund holdings	360
Portfolio turnover rate for the period	52%
MF128E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	97.2
Not Rated	0.1
Cash/Cash Equivalents	2.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Government Income Fund

SHARE CLASS	A
NASDAQ	PGVAX
CUSIP	74439V107
MF128E2A

PGIM Government Income Fund
Class C:
PRICX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2024
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class C	$108	2.10%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 277,386,734
Number of fund holdings	360
Portfolio turnover rate for the period	52%
MF128E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	97.2
Not Rated	0.1
Cash/Cash Equivalents	2.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Government Income Fund

SHARE CLASS	C
NASDAQ	PRICX
CUSIP	74439V305
MF128E2C

PGIM Government Income Fund
Class R:
JDRVX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2024
This
semiannual shareholder report
contains important information about the Class R shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class R	$64	1.25%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 277,386,734
Number of fund holdings	360
Portfolio turnover rate for the period	52%
MF128E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	97.2
Not Rated	0.1
Cash/Cash Equivalents	2.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Government Income Fund

SHARE CLASS	R
NASDAQ	JDRVX
CUSIP	74439V503
MF128E2R

PGIM Government Income Fund
Class Z:
PGVZX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2024
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class Z	$25	0.48%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 277,386,734
Number of fund holdings	360
Portfolio turnover rate for the period	52%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	97.2
Not Rated	0.1
Cash/Cash Equivalents	2.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Government Income Fund

SHARE CLASS	Z
NASDAQ	PGVZX
CUSIP	74439V404
MF128E2Z

PGIM Government Income Fund
Class R6:
PGIQX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2024
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class R6	$24	0.47%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 277,386,734
Number of fund holdings	360
Portfolio turnover rate for the period	52%
MF128E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	97.2
Not Rated	0.1
Cash/Cash Equivalents	2.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Government Income Fund

SHARE CLASS	R6
NASDAQ	PGIQX
CUSIP	74439V875
MF128E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 –	11 (Refer to Report below)

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 14

PGIM Floating Rate Income Fund

PGIM Government Income Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

AUGUST 31, 2024

Table of Contents	Financial Statements and Other Information	August 31, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1

PGIM Floating Rate Income Fund	2

PGIM Government Income Fund	58

Notes to Financial Statements	83

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

Aces—Alternative Credit Enhancements Securities

BNP—BNP Paribas S.A.

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

CPI—Consumer Price Index

DAC—Designated Activity Company

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

iBoxx—Bond Market Indices

JPM—JPMorgan Chase Bank N.A.

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MSI—Morgan Stanley &Co International PLC

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

TIPS—Treasury Inflation-Protected Securities

UMBS—Uniform Mortgage-Backed Securities

USOIS—United States Overnight Index Swap

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 101.9%

ASSET-BACKED SECURITIES 22.4%

Collateralized Loan Obligations 22.3%

Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class BR2, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.293%(c)	07/22/37		10,000	$10,013,313
Apex Credit CLO LLC (Cayman Islands),
Series 2021-02A, Class A2, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)	7.394(c)	10/20/34		4,725	4,727,132
Apidos CLO Ltd. (United Kingdom),
Series 2022-42A, Class D, 144A, 3 Month SOFR + 5.760% (Cap N/A, Floor 5.760%)	11.042(c)	01/20/36		1,500	1,516,694
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2023-21A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.282(c)	07/20/35		5,000	5,074,380
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.951(c)	07/15/30		14,250	14,262,104
Avoca Capital CLO Ltd. (Ireland),
Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	5.035(c)	04/15/35	EUR	3,750	4,086,444
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2023-03A, Class B, 144A, 3 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.983(c)	07/24/36		16,525	16,721,624
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.912%)	7.194(c)	07/20/34		250	250,306
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	7.582(c)	04/20/35		8,500	8,550,552
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.282(c)	04/20/35		5,000	5,008,885
Series 2023-02A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.282(c)	10/20/35		5,000	5,162,007
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class BR, 144A, 3 Month SOFR + 1.982% (Cap N/A, Floor 1.720%)	7.265(c)	04/24/34		5,000	5,004,215
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	7.101(c)	07/15/37		11,500	11,495,101

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Carlyle US CLO Ltd. (Cayman Islands),
Series 2023-05A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.914%(c)	01/27/36		18,250	$18,379,763
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class B1, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 1.500%)	5.185(c)	01/15/34	EUR	2,000	2,195,333
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class BR3, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	7.054(c)	07/17/37		9,650	9,666,530
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-29A, Class BR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.000%)	7.244(c)	10/20/34		15,000	15,018,600
Elevation CLO Ltd. (Cayman Islands),
Series 2020-11A, Class BR, 144A	0.000(cc)	10/15/37		8,125	8,125,000
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.050% (Cap N/A, Floor 3.050%)	8.351(c)	10/14/35		10,000	10,050,307
Golub Capital Partners CLO Ltd. (United Kingdom),
Series 2023-68A, Class B, 144A, 3 Month SOFR + 2.800% (Cap N/A, Floor 2.800%)	8.085(c)	07/25/36		18,600	18,794,403
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	6.569(c)	04/26/31		941	941,795
Guggenheim CLO Ltd. (Cayman Islands),
Series 2022-02A, Class B, 144A, 3 Month SOFR + 3.800% (Cap N/A, Floor 3.800%)	9.101(c)	01/15/35		3,750	3,767,432
Hayfin US Ltd. (Cayman Islands),
Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.537(c)	04/28/37		13,500	13,610,340
HPS Loan Management Ltd. (Cayman Islands),
Series 2023-18A, Class B, 144A, 3 Month SOFR + 2.950% (Cap N/A, Floor 2.950%)	8.232(c)	07/20/36		17,900	18,160,289
KKR CLO Ltd. (Cayman Islands),
Series 2022-41A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	7.201(c)	04/15/35		12,500	12,461,237
Series 32A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	7.429(c)	04/15/37		4,000	4,010,623

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 3

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

LCM Ltd. (Cayman Islands),
Series 33A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.650%)	7.194%(c)	07/20/34	1,300	$1,293,217
Logan CLO Ltd. (Cayman Islands),
Series 2021-02A, Class B, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.244(c)	01/20/35	2,950	2,961,605
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class BR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)	7.199(c)	04/18/37	11,000	11,058,637
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	7.343(c)	07/15/31	9,250	9,292,852
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	7.397(c)	07/20/37	7,650	7,657,925
Ocean Trails CLO Ltd. (United Kingdom),
Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	7.801(c)	01/15/37	4,250	4,294,350
Octagon Investment Partners 42 Ltd. (Cayman Islands),
Series 2019-03A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	7.076(c)	07/15/37	8,100	8,125,972
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class B, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	7.571(c)	04/20/37	5,000	5,026,129
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class AJ, 144A, 3 Month SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.182(c)	01/20/35	3,200	3,213,468
Series 2023-12A, Class B, 144A, 3 Month SOFR + 3.150% (Cap N/A, Floor 3.150%)	8.432(c)	01/20/35	11,950	12,002,837
PPM CLO Ltd. (Cayman Islands),
Series 2019-02A, Class BR2, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	7.536(c)	04/16/37	3,250	3,254,091
Rad CLO Ltd. (Cayman Islands),
Series 2023-19A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.932(c)	04/20/35	18,900	19,000,688
Regatta XXIX Funding Ltd. (Cayman Islands),
Series 2024-03A, Class B, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.890(c)	09/06/37	13,500	13,502,335

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class BR, 144A, 3 Month SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.182%(c)	10/20/33		12,500	$12,518,355
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class BR, 144A, 3 Month SOFR + 2.450% (Cap N/A, Floor 2.450%)	7.732(c)	01/20/37		17,200	17,265,381
Sound Point CLO Ltd. (United Kingdom),
Series 2022-35A, Class B, 144A, 3 Month SOFR + 3.100% (Cap N/A, Floor 3.100%)	8.379(c)	01/26/36		17,700	17,790,651
Sound Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class DR, 144A, 3 Month SOFR + 3.612% (Cap N/A, Floor 3.350%)	8.896(c)	10/25/34		1,500	1,467,868
St. Pauls CLO (Netherlands),
Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	4,500	4,528,126
Symphony CLO Ltd. (Bermuda),
Series 2023-40A, Class B, 144A, 3 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	7.851(c)	01/14/34		14,000	14,044,885
Texas Debt Capital CLO Ltd. (Cayman Islands),
Series 2023-02A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.932(c)	07/21/35		18,900	18,927,634
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class BR, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	8.032(c)	01/20/36		12,000	12,157,706
Trinitas CLO Ltd. (Cayman Islands),
Series 2021-15A, Class B1, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.244(c)	04/22/34		8,350	8,345,508
Series 2022-20A, Class B, 144A, 3 Month SOFR + 2.460% (Cap N/A, Floor 2.460%)	7.742(c)	07/20/35		10,000	9,998,197
Valley Stream Park CLO Ltd. (United Kingdom),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	7.532(c)	10/20/34		4,500	4,506,744
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class BR, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.650%)	7.197(c)	10/17/32		8,650	8,670,933

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 5

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Wellfleet CLO Ltd. (Cayman Islands),
Series 2021-02A, Class B, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	7.363%(c)	07/15/34	2,850	$2,850,703
Zais CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	7.753(c)	07/15/31	1,500	1,498,909

				462,310,115

Other 0.1%

Sierra Timeshare Receivables Funding LLC,
Series 2023-02A, Class D, 144A	9.720	04/20/40	1,760	1,808,063

TOTAL ASSET-BACKED SECURITIES (cost $459,393,743)				464,118,178

CORPORATE BONDS 17.7%

Advertising 0.0%

CMG Media Corp.,
Gtd. Notes, 144A
(original cost $13,789; purchased 07/10/24)(f)
	8.875	12/15/27	25	13,290

Airlines 0.2%

VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	375	307,500
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	3,575	3,351,562

				3,659,062

Auto Parts & Equipment 0.0%

Dana, Inc.,
Sr. Unsec’d. Notes
	4.500	02/15/32	830	736,010

Banks 14.1%

Bank of America Corp.,
Jr. Sub. Notes, Series MM(v)	4.300(ff)	01/28/25(oo)	73,448	72,515,799

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Bank of America Corp., (cont’d.)
Jr. Sub. Notes, Series RR	4.375%(ff)	01/27/27(oo)	5,384	$5,192,996
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	9,870	10,092,271
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	56,123	55,693,159
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	23,000	22,054,262
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	3,000	2,809,442
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	20,058	18,946,134
JPMorgan Chase &Co.,
Jr. Sub. Notes, Series HH(v)	4.600(ff)	02/01/25(oo)	17,356	17,267,433
Jr. Sub. Notes, Series II(v)	4.000(ff)	04/01/25(oo)	17,500	17,230,863
Jr. Sub. Notes, Series NN	6.875(ff)	06/01/29(oo)	295	312,783
Royal Bank of Canada (Canada),
Jr. Sub. Notes	7.500(ff)	05/02/84	14,250	14,708,364
State Street Corp.,
Jr. Sub. Notes, Series J	6.700(ff)	09/15/29(oo)	100	102,712
Sumitomo Mitsui Financial Group, Inc. (Japan),
Jr. Sub. Notes	6.600(ff)	06/05/34(oo)	2,725	2,816,969
Toronto-Dominion Bank (The) (Canada),
Jr. Sub. Notes	7.250(ff)	07/31/84	30,255	30,930,292
U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27(oo)	5,363	4,757,954
Wells Fargo &Co.,
Jr. Sub. Notes	6.850(ff)	09/15/29(oo)	6,060	6,229,613
Jr. Sub. Notes, Series BB	3.900(ff)	03/15/26(oo)	10,275	9,966,160

				291,627,206

Building Materials 0.3%

Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A	7.875	01/31/27	2,695	2,723,931
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	2,603	2,595,544

				5,319,475

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 7

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals 0.0%

Tronox, Inc.,
Gtd. Notes, 144A
	4.625%	03/15/29	175	$159,549

Commercial Services 0.1%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	1,521	1,495,263
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	356,000
Hertz Corp. (The),
Gtd. Notes, 144A	5.000	12/01/29	1,075	721,442

				2,572,705

Electric 0.8%

Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	3,300	3,152,530
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	7,375	7,441,562
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	5,225	5,401,332

				15,995,424

Home Builders 0.2%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	835	786,360
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	4,200	3,885,000

				4,671,360

Housewares 0.1%

Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32	500	450,806
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A (original cost $2,535,188; purchased 09/17/21 - 10/13/21)(f)	6.500	10/01/29	2,550	1,351,476

				1,802,282

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Internet 0.2%

Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875%	09/15/27		200	$187,492
Sr. Unsec’d. Notes, 144A	5.625	09/15/28		200	180,607
United Group BV (Slovenia),
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 4.250% (Cap N/A, Floor 4.250%)	7.792(c)	02/01/29	EUR	4,000	4,601,270

					4,969,369

Media 0.3%

CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		200	129,115
Gtd. Notes, 144A	4.125	12/01/30		200	131,442
Gtd. Notes, 144A	5.375	02/01/28		475	364,265
Gtd. Notes, 144A	5.500	04/15/27		200	163,659
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		700	273,490
Sr. Unsec’d. Notes, 144A	5.000	11/15/31		2,157	800,768
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		200	78,987
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $2,461,154; purchased 02/19/20 -09/25/20)(f)	6.625	08/15/27(d)		3,075	56,300
Sec’d. Notes, 144A (original cost $1,839,782; purchased 01/14/21 - 01/26/21)(f)	5.375	08/15/26(d)		2,080	26,712
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		450	205,331
Gtd. Notes	7.375	07/01/28		350	179,770
Gtd. Notes	7.750	07/01/26		1,000	676,042
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		2,800	2,845,588
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26		200	158,408
Sr. Unsec’d. Notes, 144A	6.500	09/15/28		200	110,023

					6,199,900

Oil & Gas 0.3%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes	7.875	12/15/24(d)		6,725	672

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 9

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000%	04/15/30	2,650	$2,642,065
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	3,750	3,744,549

				6,387,286

Packaging & Containers 0.2%

Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
	6.000	09/15/28	3,250	3,189,063

Real Estate 0.1%

Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.375	02/01/31	1,745	1,570,414
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,025	966,677

				2,537,091

Real Estate Investment Trusts (REITs) 0.3%

Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	7,519	5,748,375
Gtd. Notes	9.750	06/15/25	87	87,120
Sr. Unsec’d. Notes	4.750	02/15/28	1,275	1,120,576

				6,956,071

Retail 0.1%

Gap, Inc. (The),
Gtd. Notes, 144A
	3.875	10/01/31	2,195	1,895,880

Telecommunications 0.4%

Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $16; purchased 11/14/23)^(f)	0.000	12/31/30	164	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $3,683; purchased 11/14/23 - 07/25/24)^(f)	0.000	12/31/30	2	774

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Digicel Group Holdings Ltd. (Jamaica), (cont’d.)
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $20; purchased 11/14/23)^(f)	0.000%	12/31/30	198	$—
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $2,862,816; purchased 01/29/24 - 05/15/24)(f)	10.500	05/25/27	3,084	3,067,600
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $566,086; purchased 01/30/24 -05/15/24)(f)	10.500	11/25/28	863	702,349
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.000	04/15/31	1,000	676,684
Sec’d. Notes, 144A	4.875	06/15/29	150	119,090
Sr. Sec’d. Notes, 144A	10.500	04/15/29	375	403,557
Sr. Sec’d. Notes, 144A	10.500	05/15/30	498	535,457
Sr. Sec’d. Notes, 144A	11.000	11/15/29	1,848	2,028,676

				7,534,187

TOTAL CORPORATE BONDS (cost $375,420,314)				366,225,210

FLOATING RATE AND OTHER LOANS 59.4%

Advertising 0.1%

CMG Media Corp.,
2021 Refinancing Term B Loan, 3 Month SOFR + 3.600%	8.935(c)	12/17/26	2,237	1,925,126

Aerospace & Defense 0.6%

Propulsion BC FI (Spain),
Inital Term Loan, 3 Month SOFR + 3.750%	9.085(c)	09/14/29	1,222	1,224,444
Transdigm, Inc.,
Term I Loan, 3 Month SOFR + 2.750%	8.085(c)	08/24/28	4,857	4,875,568
Tranche J Term Loan, 3 Month SOFR + 2.500%	7.843(c)	02/28/31	3,342	3,344,663
Tranche K Term Loan, 3 Month SOFR + 2.750%	8.085(c)	03/22/30	1,845	1,852,127

				11,296,802

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 11

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Agriculture 0.3%

Alltech, Inc.,
Term A Loan, 1 Month SOFR + 3.350%^	8.597%(c)	10/15/26	1,905	$1,873,801
Term B Loan, 1 Month SOFR + 4.114%	9.361(c)	10/13/28	3,350	3,331,574

				5,205,375

Airlines 0.7%

American Airlines, Inc.,
Initial Term Loan, 3 Month SOFR + 2.500%	7.775(c)	06/04/29	3,042	3,023,462
Initial Term Loan, 3 Month SOFR + 5.012%	10.294(c)	04/20/28	7,358	7,607,363
United Airlines, Inc.,
Class B Term Loan, 3 Month SOFR + 2.750%	8.033(c)	02/22/31	3,551	3,556,488

				14,187,313

Auto Parts & Equipment 1.6%

First Brands Group LLC,
2022-Ii Incremental Term Loan, 3 Month SOFR + 5.262%	10.514(c)	03/30/27	2,327	2,295,771
First Lien 2021 Term Loan, 3 Month SOFR + 5.262%	10.514(c)	03/30/27	10,414	10,266,465
Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%^	14.014(c)	03/30/28	6,200	5,859,000
Tenneco, Inc.,
Term A Loan, 1 Month SOFR + 4.850%	10.082(c)	11/17/28	8,116	7,735,911
Term B Loan, 3 Month SOFR + 5.100%	10.331(c)	11/17/28	7,763	7,458,479

				33,615,626

Beverages 0.7%

Brewco Borrower LLC,
First-Out New Money Term Loan, 3 Month SOFR + 6.250%^	11.551(c)	04/05/28	4,540	4,267,968
City Brewing Co. LLC,
Second-Out Term Loan, 3 Month SOFR + 5.262%^	10.590(c)	04/05/28	8,805	6,119,611
Pegasus Bidco BV (Netherlands),
2024-1 Term Dollar Loan, 3 Month SOFR + 3.750%	8.868(c)	07/12/29	4,987	4,991,623

				15,379,202

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Building Materials 1.7%

Cornerstone Building Brands, Inc.,
Term Loan, 1 Month SOFR + 5.625%	10.962%(c)	08/01/28	8,541	$8,583,283
Tranche C Term Loan, 1 Month SOFR + 4.500%	9.837(c)	05/15/31	875	857,500
CP Atlas Buyer, Inc.,
Term B Loan, 1 Month SOFR + 3.850%	9.097(c)	11/23/27	2,500	2,407,724
Emerald Debt Merger Sub L.L.C.,
Second Amendment Incremental Term Loan, 3 Month SOFR + 2.500%	7.557(c)	08/04/31	3,150	3,148,425
EMRLD Borrower LP,
Initial Term B Loan, 3 Month SOFR + 2.500%	7.557(c)	05/31/30	10,609	10,598,262
Griffon Corporation,
Repriced Term Loan, 3 Month SOFR + 2.250%	7.466(c)	01/24/29	1,900	1,896,042
MIWD HoldCo II LLC,
2024 Incremental Term Loan, 1 Month SOFR + 3.500%	8.747(c)	03/28/31	3,475	3,489,661
Vector WP HoldCo, Inc.,
Initial Term B Loan, 1 Month SOFR + 5.114%	10.361(c)	10/12/28	4,541	4,507,068

				35,487,965

Chemicals 4.0%

A-Ap Buyer, Inc.,
Term B Loan^	— (p)	08/31/31	3,850	3,835,562
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, 6 Month SOFR + 4.850%	10.074(c)	08/27/26	5,186	5,032,572
Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 3 Month SOFR + 4.500%	9.557(c)	11/15/30	4,988	4,625,906
Flint Group Packaging Inks North America Holdings LLC (Luxembourg),
Facility B USD, 3 Month SOFR + 4.512%	10.545(c)	12/31/26	5,653	5,351,679
First Lien Facility B, 1 Month SOFR + 3.631%	12.545(c)	12/31/27	4,614	4,048,681
Second Lien Facility B, 1 Month SOFR + 6.900%	12.545(c)	12/31/27	6,254	1,151,826
Geon Performance Solutions LLC, 2024 Refinancing Term Loan, 3 Month SOFR + 4.512%	9.846(c)	08/18/28	6,249	6,264,833
Ineos Finance PLC (Luxembourg),
2030 Dollar Term Loan, 1 Month SOFR + 3.250%	8.497(c)	02/18/30	5,909	5,886,903

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 13

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Chemicals (cont’d.)

Ineos US Petrochem LLC,
2030 Tranche B Dollar Term Loan, 1 Month SOFR + 3.850%	9.097%(c)	03/14/30	2,574	$2,572,927
New Term Loan B, 1 Month SOFR + 4.350%	9.597(c)	04/02/29	4,488	4,493,666
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	10.102(c)	06/28/28	5,496	5,174,050
LSF11 A5 HoldCo, LLC,
2024 Refinancing Term Loan, 1 Month SOFR + 3.614%	8.861(c)	10/15/28	12,548	12,516,476
Luxembourg Investment Co. Sarl (Luxembourg),
Initial Term Loan, 3 Month SOFR + 5.150%	12.347(c)	01/03/29(d)	6,859	97,746
Olympus Water US Holding Corporation,
Term B-5 USD Loan, 3 Month SOFR + 3.500%	8.847(c)	06/20/31	4,234	4,243,807
Starfruit Finco BV,
Incremental Term Loan B, 3 Month SOFR + 3.500%	8.821(c)	04/03/28	3,097	3,099,505
Term B Loan, 3 Month SOFR + 3.500%	8.628(c)	04/03/28	6,865	6,871,132
Vantage Specialty Chemicals, Inc.,
First Lien 2023 Other Term Loan, 3 Month SOFR + 4.750%	9.871(c)	10/26/26	1,602	1,589,459
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 2.000%^	15.286(c)	12/31/25	2,846	2,845,730
Term Loan, 3 Month SOFR + 10.000%^	15.299(c)	10/12/28	4,054	3,851,569

				83,554,029

Commercial Services 6.3%

Albion Financing 3 SARL (Luxembourg),
New 2024 Amended USD Term Loan, 3 Month SOFR + 4.512%	9.826(c)	08/17/29	3,975	4,004,498
Allied Universal Holdco LLC,
Term Loan USD, 1 Month SOFR + 3.850%	9.097(c)	05/12/28	9,447	9,385,580
Amentum Government Services Holdings LLC,
Tranche 3 Term Loan, 1 Month SOFR + 4.000%	9.278(c)	02/15/29	5,550	5,546,972
ArchKey Holdings, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 5.364%	10.611(c)	06/29/28	6,184	6,188,764

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Commercial Services (cont’d.)

Avis Budget Car Rental LLC,
New Tranche C Term Loan, 1 Month SOFR + 3.100%	8.347%(c)	03/16/29	7,780	$7,780,451
Boost Newco Borrower LLC,
Term B-1 Loan, 2 Month SOFR + 2.500%	7.748(c)	01/31/31	10,820	10,829,013
CoreLogic, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 3.614%	8.861(c)	06/02/28	13,633	13,445,549
Crisis Prevention Institute, Inc.,
Initial Term Loan, 3 Month SOFR + 4.750%	10.085(c)	04/09/31	3,925	3,921,730
DS Parent, Inc.,
Term B Loan, 3 Month SOFR + 5.500%	10.835(c)	01/31/31	1,325	1,307,334
EAB Global, Inc.,
Term Loan, 1 Month SOFR + 3.250%	8.497(c)	08/16/28	2,045	2,037,103
Fly Funding II Sarl (Luxembourg),
Term B Loan, 3 Month LIBOR + 1.750%	7.120(c)	08/11/25	10,104	9,807,040
Grant Thornton LLP,
Initial Term Loan, 1 Month SOFR + 3.250%	8.497(c)	06/02/31	3,500	3,508,750
Inmar, Inc.,
Initial Term Loan, 3 Month SOFR + 5.500%	10.813(c)	05/01/26	2,590	2,595,617
Kingpin Intermediate Holdings LLC,
Amendment No. 8 Term Loan, 1 Month SOFR + 3.500%	8.747(c)	02/08/28	1,855	1,849,012
Kuehg Corp.,
Term B Loan, 3 Month SOFR + 4.500%	9.835(c)	06/12/30	7,662	7,689,493
Latham Pool Products, Inc.,
Initial Term Loan, 1 Month SOFR + 4.100%	9.347(c)	02/23/29	8,646	8,256,985
Mavis Tire Express Services Topco Corp.,
Term Loan, 1 Month SOFR + 3.500%	8.747(c)	05/04/28	1,075	1,075,299
Neon Maple Purchaser, Inc.,
Tranche B-1 Term Loan	— (p)	01/31/32	16,375	16,313,594
Omnia Partners, LLC,
Repriced Term Loan, 3 Month SOFR + 3.250%	8.529(c)	07/25/30	4,688	4,703,876
PG Polaris Bidco Sarl (Luxembourg),
Initial Term Loan, 3 Month SOFR + 3.500%	8.835(c)	03/26/31	2,450	2,455,512
Ryan LLC,
Initial Term Loan, 1 Month SOFR + 3.500%	8.747(c)	11/14/30	1,828	1,830,989

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 15

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Commercial Services (cont’d.)

TruGreen LP,
Second Refinancing Term Loan (First Lien), 1 Month SOFR + 4.100%	9.347%(c)	11/02/27	3,838	$3,713,505
VT Topco, Inc.,
Term B Loan, 1 Month SOFR + 3.500%	8.747(c)	08/09/30	2,090	2,097,349

				130,344,015

Computers 3.2%

Amazon Holdco Inc.,
Term B Loan^	— (p)	08/31/31	7,625	7,605,937
ConvergeOne Holdings,
Term Loan^	— (p)	06/04/30	3,483	3,447,958
Fortress Intermediate,
Initial Term Loan, 1 Month SOFR + 3.750%^	9.002(c)	06/27/31	7,200	7,200,000
Indy US Bidco, LLC,
Ninth Amend Dollar Term Loan, 1 Month SOFR + 4.750%	9.997(c)	03/06/28	8,112	8,041,455
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%	8.592(c)	03/01/29	10,539	10,502,000
NCR Atleos LLC,
Term B Loan, 3 Month SOFR + 4.850%	10.099(c)	03/27/29	8,341	8,403,759
Peraton Corp.,
First Lien Term B Loan, 1 Month SOFR + 3.850%	9.097(c)	02/01/28	7,237	7,073,867
Redstone Holdco 2 LP,
First Lien Initial Term Loan, 3 Month SOFR + 5.012%	10.264(c)	04/27/28	3,656	2,874,884
Sandvine Corp. (Canada),
Initial Term Loan (First Lien), 6 Month SOFR + 2.000% (Cap N/A, Floor 0.000%)	2.000(c)	06/28/27	7,731	1,082,402
SonicWall US Holdings, Inc.,
2023 Term Loan, 3 Month SOFR + 5.000%	10.335(c)	05/18/28	3,035	2,977,090
VeriFone Systems, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 4.262%	9.333(c)	08/20/25	8,175	7,351,152

				66,560,504

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Cosmetics/Personal Care 0.6%

Rainbow UK Bidco Ltd. (Luxembourg),
Facility B3 Loan, SONIA + 4.750%	9.701%(c)	02/23/29	GBP	9,275	$12,081,888

Distribution/Wholesale 0.7%

AIP RD Buyer Corp.,
2024 Term Loan, 1 Month SOFR + 4.500%	9.747(c)	12/22/28		729	732,232
Closure Systems International Group, Inc., Amendment No. 4 Term Loan, 1 Month SOFR + 4.000%	9.247(c)	03/22/29		1,775	1,782,766
Fastlane Parent Co., Inc.,
Term B Loan, 1 Month SOFR + 4.500%	9.747(c)	09/29/28		521	509,990
Quimper AB (Sweden),
New Facility B, 3 Month EURIBOR + 2.925%	6.620(c)	02/16/26	EUR	4,500	4,960,481
Windsor Holdings III LLC,
Term B Loan 2024, 1 Month SOFR + 4.000%	9.311(c)	08/01/30		5,495	5,519,454

					13,504,923

Diversified Financial Services 1.9%

Blackhawk Network Holdings, Inc.,
Term B Loan, 1 Month SOFR + 5.000%	10.247(c)	03/12/29		4,732	4,761,631
Castlelake Aviation One,
Initial Term Loan, 3 Month SOFR + 2.500%	7.839(c)	10/22/26		3,193	3,199,844
CPI Holdco B LLC,
Initial Term Loan, 1 Month SOFR + 2.000%	7.247(c)	05/16/31		8,175	8,161,372
Genuine FINL Holdings,
Term Loan	— (p)	09/27/30		4,725	4,695,904
Hudson River Trading LLC,
Term Loan, 3 Month SOFR + 3.262%	8.319(c)	03/20/28		8,750	8,739,336
Nuvei Technologies Corp. (Canada),
Initial Term Loan, 1 Month SOFR + 3.100%	8.313(c)	12/19/30		6,491	6,481,638
VFH Parent LLC,
Term B-1 Loan, 1 Month SOFR + 2.750%	7.997(c)	06/21/31		2,686	2,684,973

					38,724,698

Electric 1.3%

Calpine Corporation,
Term B-10	— (p)	01/31/31		8,485	8,475,435
Term Loan (04/19), 1 Month SOFR + 2.000%	7.247(c)	01/31/31		2,901	2,897,958

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 17

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Electric (cont’d.)

Discovery Energy Holding Corp.,
Initial Dollar Term Loan, 3 Month SOFR + 4.750%	10.085%(c)	05/01/31	4,575	$4,595,016
Generation Bridge Northeast LLC,
Term B Loan, 1 Month SOFR + 3.500%	8.747(c)	08/22/29	1,783	1,794,324
Heritage Power LLC,
Term Loan, 3 Month SOFR + 5.500%^	10.835(c)	07/20/28	1,319	1,279,558
Lightstone HoldCo LLC,
Extended Term B Loan, 3 Month SOFR + 5.750%	11.002(c)	01/29/27	7,149	7,127,676
Extended Term C Loan, 3 Month SOFR + 5.750%	11.002(c)	01/29/27	404	403,088

				26,573,055

Electronics 0.5%

Coherent Corp.,
Term B-1 Loan, 1 Month SOFR + 2.500%	7.747(c)	07/02/29	4,292	4,300,526
Ingram Micro, Inc.,
Term B Loan, 3 Month SOFR + 3.262%	8.596(c)	06/30/28	3,208	3,221,856
Roper Industrial Products Investment Company LLC, Tranche C Dollar Term Loan, 3 Month SOFR + 3.250%	8.585(c)	11/22/29	1,975	1,979,214

				9,501,596

Engineering & Construction 0.6%

Arcosa, Inc.,
Term Loan	— (p)	08/31/31	1,250	1,253,906
Azuria Water Solutions, Inc.,
2024 Second Additional Replacement Term Loan, 1 Month SOFR + 3.750%	8.997(c)	05/17/28	3,929	3,943,432
Brown Group Holding LLC,
Incremental Term B-2 Facility, 3 Month SOFR + 2.750%	7.935(c)	07/01/31	648	648,143
Initial Term Loan, 1 Month SOFR + 2.750%	7.997(c)	07/01/31	5,927	5,923,647
Michael Baker International LLC,
Term B Loan, 1 Month SOFR + 4.750%^	9.997(c)	12/01/28	600	602,250

				12,371,378

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Entertainment 3.2%

Allen Media LLC,
Term B Loan, 3 Month SOFR + 5.650%	10.985%(c)	02/10/27	11,688	$7,728,391
AP Gaming I LLC,
Term B Loan, 1 Month SOFR + 4.000%	9.215(c)	02/15/29	4,247	4,260,229
Caesars Entertainment, Inc.,
Incremental Term B-1 Loan, 1 Month SOFR + 2.750%	7.997(c)	02/06/31	2,868	2,862,883
Term B Loan, 1 Month SOFR + 2.750%	7.997(c)	02/06/30	7,523	7,517,731
Cinemark USA, Inc.,
Term Loan, 1 Month SOFR + 3.250%	8.519(c)	05/24/30	6,317	6,331,405
Entain PLC (United Kingdom),
Facility B3, 6 Month SOFR + 2.750%	8.014(c)	10/31/29	7,444	7,443,915
Flutter Financing BV (Ireland),
Term B Loan, 3 Month SOFR + 2.250%	7.585(c)	11/29/30	5,423	5,422,822
Great Canadian Gaming Co.,
Term B Loan, 3 Month SOFR + 4.000%	9.609(c)	11/01/26	2,710	2,704,254
J&J Ventures Gaming LLC,
2023 Delayed Draw Term Loan (Montana), 1 Month SOFR + 4.364%	9.611(c)	04/26/28	6,783	6,774,521
Maverick Gaming LLC,
First-Out Term Loan, 3 Month SOFR + 7.500%	12.821(c)	06/03/28	4,173	3,964,145
Second-Out Term Loan, 3 Month SOFR + 7.500%^	12.821(c)	06/03/28	8,333	4,000,058
PCI Gaming Authority,
2024 Term B Loan, 1 Month SOFR + 2.000%	7.342(c)	07/18/31	8,172	8,115,486

				67,125,840

Environmental Control 1.0%

Action Environmental Group Inc, The,
Second Amendment Term B Loan, 3 Month SOFR + 4.000%	9.335(c)	10/24/30	6,361	6,401,235
Covanta Holding Corp.,
2024 Incremental Term B Loan, 1 Month SOFR + 2.750%	8.087(c)	11/30/28	3,240	3,242,011
2024 Incremental Term C Loan, 1 Month SOFR + 2.750%	8.087(c)	11/30/28	177	177,159
Initial Term B Loan, 6 Month SOFR + 2.500%	7.667(c)	11/30/28	2,244	2,245,042
Initial Term C Loan, 6 Month SOFR + 2.500%	7.588(c)	11/30/28	172	172,039

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 19

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Environmental Control (cont’d.)

JFL-Tiger Acquisition Co., Inc.,
Initial Term Loan, 1 Month SOFR + 4.500%	9.842%(c)	10/17/30	3,712	$3,713,403
Madison Iaq LLC,
Initial Term Loan, 6 Month SOFR + 2.750%	7.889(c)	06/21/28	1,980	1,981,572
Mip V Waste Holdings, LLC,
Tranche B-1 Term Loan, 3 Month SOFR + 3.000%	8.344(c)	12/08/28	2,096	2,090,733

				20,023,194

Foods 0.4%

B&G Foods, Inc.,
Tranche B-5 Term Loan, 3 Month SOFR + 3.500%	8.557(c)	10/10/29	2,725	2,702,129
BCPE North Star U.S. Holdco, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 4.114%	9.361(c)	06/09/28	6,460	5,975,479

				8,677,608

Hand/Machine Tools 0.3%

Alliance Laundry Systems LLC,
Initial Term B Loan, 3 Month SOFR + 3.500%	8.842(c)	08/09/31	5,825	5,835,922

Healthcare-Products 0.3%

Medline Borrower LP,
Term B Loan, 1 Month SOFR + 2.750%	7.997(c)	10/23/28	5,204	5,212,537

Healthcare-Services 1.9%

Accelerated Health Systems LLC,
Initial Term B Loan, 3 Month SOFR + 4.400%	9.735(c)	02/15/29	9,557	7,590,233
Charlotte Buyer, Inc.,
First Refinancing Term Loan, 1 Month SOFR + 4.750%	10.077(c)	02/11/28	4,138	4,156,570
eResearch Technology, Inc.,
Tranche B-1 Term Loan, 1 Month SOFR + 4.000%	9.247(c)	02/04/27	2,978	2,991,370
Pacific Dental Services LLC,
Refinancing Term Loan, 1 Month SOFR + 3.250%	8.592(c)	03/07/31	3,523	3,534,068
Phoenix Guarantor, Inc.,
Tranche B-4 Term Loan, 1 Month SOFR + 3.250%	8.497(c)	02/21/31	9,815	9,821,986
Sound Inpatient Physicians Holdings LLC,
Tranche B Term Loan, 3 Month SOFR + 5.262%	10.596(c)	06/28/28	5,159	4,282,063

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Healthcare-Services (cont’d.)

Sound Inpatient Physicians, Inc.,
Tranche A Term Loan, 3 Month SOFR + 6.762%	12.096%(c)	06/28/28	3,423	$3,457,437
Tranche C Term Loan, 3 Month SOFR + 7.012%	12.346(c)	06/28/29	6,449	2,579,517
Surgery Center Holdings, Inc.,
2024 Refinancing Term Loan, 1 Month SOFR + 2.750%	8.061(c)	12/19/30	1,716	1,718,905

				40,132,149

Holding Companies-Diversified 0.9%

Belfor Holdings, Inc.,
Initial Tranche B-1 Term Loan, 1 Month SOFR + 3.750%	8.997(c)	11/01/30	7,237	7,259,172
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	9.752(c)	12/19/30	12,218	11,997,505

				19,256,677

Home Furnishings 0.5%

TGP Holdings III LLC,
First Lien Closing Date Term Loan, 1 Month SOFR + 3.350%	8.597(c)	06/29/28	10,837	10,139,574

Household Products/Wares 0.2%

Kronos Acquisition Holdings, Inc. (Canada),
Initial Loan 2024, 3 Month SOFR + 4.000%	9.314(c)	07/08/31	4,887	4,819,711

Housewares 0.2%

SWF Holdings I Corp.,
Initial Term Loan, 1 Month SOFR + 4.114%	9.361(c)	10/06/28	6,182	4,640,704

Insurance 2.4%

Acrisure LLC,
2024 Refinancing Term B Loan, 3 Month SOFR + 3.000%	8.344(c)	02/15/27	2,000	1,991,666
2024 Refinancing Term Loan, 3 Month SOFR + 3.250%	8.594(c)	11/06/30	15,477	15,341,301
Assured Partners, Inc.,
2024 Term Loan, 1 Month SOFR + 3.500%	8.747(c)	02/14/31	3,123	3,129,556

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 21

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Insurance (cont’d.)

Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	10.611%(c)	01/20/29	7,660	$7,063,890
New B-09 Term Loan, 1 Month SOFR + 3.364%	8.611(c)	07/31/27	8,584	8,481,582
New B-10 Term Loan, 1 Month SOFR + 4.100%	9.347(c)	08/19/28	2,269	2,246,492
New B-11 Term Loan, 1 Month SOFR + 4.350%	9.597(c)	08/21/28	1,086	1,078,918
Broadstreet Partners, Inc.,
2024 Term B Loan, 1 Month SOFR + 3.250%	8.497(c)	06/13/31	3,025	3,023,488
HUB International Ltd,
Facility 2024-1 Incremental Term Loan, 2 Month SOFR + 3.000%	8.255(c)	06/20/30	2,575	2,575,894
Sedgwick Claims Management Services, Inc.,
2024 Term Loan, 3 Month SOFR + 3.000%	8.251(c)	07/31/31	4,656	4,656,486

				49,589,273

Internet 0.2%

MH Sub I LLC,
2023 May New Term Loan, 1 Month SOFR + 4.250%	9.497(c)	05/03/28	4,654	4,636,651

Investment Companies 0.4%

AAL Delaware Holdco, Inc.,
Initial Term Loan, 1 Month SOFR + 3.500%	8.747(c)	07/30/31	1,725	1,728,234
Guardian US Holdco,
Initial Term Loan, 3 Month SOFR + 3.500%	8.835(c)	01/31/30	4,726	4,700,530
Hurricane CleanCo Ltd. (United Kingdom),
Facility A, 3 Month LIBOR + 6.250% (Cap N/A, Floor 0.000% )^	12.500(c)	10/31/29	2,067	2,715,125

				9,143,889

Leisure Time 0.7%

Alterra Mountain Co.,
Term B-5 Loan, 1 Month SOFR + 3.500%	8.747(c)	05/31/30	1,075	1,079,031
Bombardier Recreational Products, Inc. (Canada),
2023 Replacement Term Loan, 1 Month SOFR + 2.750%	7.997(c)	12/13/29	3,683	3,684,445
Fender Musical Instruments Corp.,
Initial Term Loan, 1 Month SOFR + 4.100%	9.347(c)	12/01/28	1,947	1,905,072

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Leisure Time (cont’d.)

LC Ahab US Bidco LLC,
Initial Term Loan, 1 Month SOFR + 3.500%	8.747%(c)	05/01/31	2,925	$2,932,313
Recess Holdings, Inc.,
Initial Term Loan, 3 Month SOFR + 4.500%	9.752(c)	02/21/30	4,393	4,400,112

				14,000,973

Lodging 0.1%

Travel Leisure Co.,
2023 Incremental Term Loan, 1 Month SOFR + 3.350%	8.661(c)	12/14/29	2,538	2,540,599

Machinery-Diversified 1.5%

Chart Industries, Inc.,
2024 Term B Loan, 3 Month SOFR + 2.500%	7.825(c)	03/15/30	6,591	6,599,721
CPM Holdings, Inc.,
Initial Term Loan, 1 Month SOFR + 4.500%	9.842(c)	09/28/28	1,269	1,205,194
DXP Enterprises, Inc.,
Initial Term Loan, 6 Month SOFR + 4.850%	10.164(c)	10/11/30	1,141	1,146,606
Hyster-Yale Group, Inc.,
Term B Loan Facility, 1 Month SOFR + 3.614%	8.861(c)	05/26/28	7,841	7,791,578
STS Operating, Inc.,
First Refinancing Term Loan, 1 Month SOFR + 4.100%	9.347(c)	03/25/31	3,691	3,666,144
TK Elevator US Newco, Inc. (Germany),
Facility B2 (USD), 6 Month SOFR + 3.500%	8.588(c)	04/30/30	10,885	10,918,205

				31,327,448

Media 2.5%

Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%	10.301(c)	10/31/27	3,217	2,847,343
Audacy Capital Corp.,
Term B-2 Loan, 1 Month SOFR + 2.500%	8.014(c)	11/18/24(d)	4,192	1,844,263
Term Loan, 1 Month SOFR + 6.114%^	11.361(c)	09/30/24	331	330,850
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.837(c)	01/18/28	9,065	8,640,045
Diamond Sports Group LLC,
Dip Term Loan	10.000	12/02/24	3,618	4,431,927

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 23

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Media (cont’d.)

Diamond Sports Group LLC, (cont’d.)
First Lien Term Loan, 1 Month SOFR + 10.100%	15.442%(c)	05/25/26	644	$593,266
Second Lien Term Loan	8.175	08/24/26(d)	55,772	894,686
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	8.611(c)	09/25/26	9,890	7,911,922
Sinclair Television Group, Inc.,
Term B-4 Loan, 1 Month SOFR + 3.850%	9.097(c)	04/21/29	6,474	4,399,129
Univision Communications, Inc.,
2021 Replacement Term Loan, 1 Month SOFR + 3.364%	8.611(c)	03/15/26	1,132	1,131,033
2022 Incremental First-Lien Term Loan, 3 Month SOFR + 4.250%	9.585(c)	06/24/29	3,136	3,100,720
2024 Replacement First-Lien Term Loan, 1 Month SOFR + 3.614%	8.861(c)	01/31/29	4,300	4,168,850
Initial First Lien Term Loan, 1 Month SOFR + 3.364%	8.611(c)	01/31/29	5,358	5,197,619
Virgin Media Bristol LLC,
Facility Y, 6 Month SOFR + 3.350%	8.656(c)	03/31/31	5,895	5,641,698

				51,133,351

Metal Fabricate/Hardware 1.5%

AZZ, Inc.,
Initial Term Loan, 1 Month SOFR + 3.250%	8.497(c)	05/13/29	3,893	3,919,031
Crosby US Acquisition Corp.,
Amendment No. 3 Replacement Term Loan, 1 Month SOFR + 4.000%	9.247(c)	08/16/29	5,871	5,892,514
Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%	11.835(c)	04/23/30	7,551	7,475,564
Grinding Media, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 4.262%^	9.569(c)	10/12/28	5,127	5,114,625
Tank Holding Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 6.100%	11.347(c)	03/31/28	1,701	1,684,260
Delayed Draw Term Commitment, 1 Month SOFR + 6.100%	11.347(c)	03/31/28	330	326,673

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Metal Fabricate/Hardware (cont’d.)

Trulite Glass & Aluminum Solutions LLC,
Initial Term Loan, 1 Month SOFR + 6.000%^	11.247%(c)	03/01/30	4,289	$4,149,632
Wireco Worldgroup, Inc.,
2023 Term B Loan, 3 Month SOFR + 3.750%^	9.032(c)	11/13/28	1,943	1,947,508

				30,509,807

Mining 0.3%

Arsenal Aic Parent LLC,
2024 Term B Loan, 1 Month SOFR + 3.250%	8.560(c)	08/18/30	6,228	6,235,801

Miscellaneous Manufacturing 0.2%
AMG Advanced Metallurgical Group NV (Netherlands),
2021 Term Loan, 1 Month SOFR + 5.614%^	8.861(c)	11/30/28	4,738	4,714,162

Oil & Gas 0.2%

Apro LLC,
Initial Term Loan, 1 Month SOFR + 3.750%	9.075(c)	07/09/31	4,250	4,251,326

Oil & Gas Services 0.1%

US Silica Co.,
Term B Loan, 1 Month SOFR + 4.500%	9.747(c)	07/31/31	1,975	1,948,460

Packaging & Containers 0.8%

Clydesdale Acquisition Holdings, Inc.,
Term B Loan, 1 Month SOFR + 3.175%	8.422(c)	04/13/29	5,037	5,024,159
Pregis TopCo LLC,
Facility Incremental Amendment no 3, 1 Month SOFR + 4.114%	9.361(c)	07/31/26	2,052	2,053,400
Pretium PKG Holdings, Inc.,
Initial Third Amendment Tranche A-1 Term Loan (First Lien), 3 Month SOFR + 4.600%	9.848(c)	10/02/28	1,919	1,589,286
Secure Acquisition, Inc.,
Closing Date Term Loan, 2 Month SOFR + 4.250%	9.514(c)	12/15/28	2,300	2,306,709

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 25

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Packaging & Containers (cont’d.)

Supplyone, Inc.,
Term B Loan, 1 Month SOFR + 4.250%	9.497%(c)	04/19/31	3,965	$3,998,766
Trident TPI Holdings, Inc.,
Tranche B-6 Term Loan, 3 Month SOFR + 4.000%	9.332(c)	09/15/28	2,420	2,427,607

				17,399,927

Pharmaceuticals 0.5%

Gainwell Acquisition Corp.,
Term B Loan, 3 Month SOFR + 4.100%	9.435(c)	10/01/27	8,249	7,424,080
Sharp Services LLC,
Tranche C Term Loan, 3 Month SOFR + 3.750%^	9.085(c)	12/31/28	3,738	3,738,087

				11,162,167

Pipelines 0.3%

CPPIB OVM Member U.S. LLC,
Initial Term Loan, 3 Month SOFR + 3.250%	8.586(c)	08/01/31	3,475	3,483,688
Prairie ECI Acquiror LP,
Initial Term B-2 Loan, 1 Month SOFR + 4.750%	9.997(c)	08/01/29	1,856	1,854,758

				5,338,446

Private Equity 0.2%

HarbourVest Partners LP,
New Term Loan B, 1 Month SOFR + 2.250%^	7.491(c)	04/18/30	4,620	4,614,253

Real Estate 0.6%

BRP Nimbus LLC,
Initial Term B Loan, 1 Month SOFR + 2.600%	7.847(c)	08/27/25	8,850	8,807,659
Greystar Real Estate Partners, LLC,
Term B-2 Loan, 1 Month SOFR + 2.750%^	8.059(c)	08/21/30	4,264	4,269,395

				13,077,054

Real Estate Investment Trusts (REITs) 0.9%

Blackstone Mortgage Trust, Inc.,
Term B-4 Loan, 1 Month SOFR + 3.500%^	8.752(c)	05/09/29	14,524	14,233,335

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Starwood Property Mortgage LLC,
First Lien Term B Loan, 1 Month SOFR + 2.750%	7.997%(c)	11/18/27		2,603	$2,606,234
Term B-3 Loan, 1 Month SOFR + 3.350%^	8.597(c)	07/24/26		2,299	2,302,275

					19,141,844

Retail 2.5%

Constellation Automotive Group Ltd. (United Kingdom),
Facility 1 Loan, SONIA + 7.500%	12.450(c)	07/27/29	GBP	1,500	1,407,283
Dave & Buster’s, Inc.,
2024 Refinancing Term B Loan, 1 Month SOFR + 3.250%	8.500(c)	06/29/29		5,661	5,649,905
EG Finco Ltd. (United Kingdom),
Additional Term Facility (Tranche C) (GBP), SONIA + 6.500%	11.770(c)	02/07/25	GBP	884	1,143,624
Term B Loan Tranche C, 3 Month EURIBOR + 5.500%	9.222(c)	02/07/28	EUR	2,692	2,986,065
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month SOFR + 3.864%	9.111(c)	03/06/28		7,363	7,357,705
Harbor Freight Tools USA, Inc.,
Initial Term Loan, 1 Month SOFR + 2.500%	7.494(c)	06/11/31		7,650	7,540,031
Johnstone Supply LLC,
Initial Term Loan, 1 Month SOFR + 3.000%	8.352(c)	06/07/31		2,544	2,542,036
LBM Acquisition LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.850%	9.097(c)	12/17/27		2,091	2,057,572
Peer Holding III BV (Netherlands),
Facility B5, 3 Month SOFR + 3.000%	8.332(c)	06/20/31		5,150	5,162,875
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 3.512%	8.846(c)	03/03/28		6,160	5,693,477
Rough Country LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.614%	8.861(c)	07/28/28		1,779	1,780,900

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 27

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Retail (cont’d.)
Whatabrands LLC,
Term B Loan, 1 Month SOFR + 2.750%	7.997%(c)	08/03/28	3,647	$3,647,367
White Cap Buyer LLC,
Tranche C Term Loan, 1 Month SOFR + 3.250%	8.497(c)	10/19/29	4,800	4,765,800

				51,734,640

Semiconductors 0.3%
Natel Engineering Co., Inc.,
Initial Term Loan, 1 Month SOFR + 6.364%^	11.611(c)	04/30/26	6,322	5,373,462

Shipbuilding 0.1%
LSF11 Trinity Bidco, Inc.,
2024 Term B Loan, 1 Month SOFR + 3.500%	8.811(c)	06/14/30	2,664	2,650,446

Software 4.0%

athenahealth, Inc.,
Initial Term Loan, 1 Month SOFR + 3.250%	8.497(c)	02/15/29	14,282	14,159,325
Boxer Parent Company, Inc.,
2031 New First Lien Dollar Term Loan, 3 Month SOFR + 3.750%	9.005(c)	07/30/31	8,042	8,017,651
Camelot US Acquisition LLC,
Term B-1 Loan, 1 Month SOFR + 2.750%	7.997(c)	01/31/31	3,367	3,366,563
Cloudera, Inc.,
Second Lien Term Loan, 1 Month SOFR + 6.100%	11.347(c)	10/08/29	3,320	3,133,250
Term Loan, 1 Month SOFR + 3.850%	9.097(c)	10/08/28	5,302	5,173,678
Cotiviti, Inc.,
Initial Floating Rate Term Loan, 1 Month SOFR + 3.250%	8.592(c)	05/01/31	6,334	6,328,184
Dun & Bradstreet Corp.,
Incremental Term B-2, 1 Month SOFR + 2.750%	8.026(c)	01/18/29	5,237	5,242,604
EagleView Technology Corp.,
First Lien Term Loan, 3 Month SOFR + 3.763%	9.097(c)	08/14/25	3,674	3,486,751
Evertec Group LLC (Puerto Rico),
Term B Loan, 1 Month SOFR + 3.250%^	8.497(c)	10/30/30	3,240	3,264,300
Genesys Cloud Services,
2024 Incremental Dollar Term Loan, 1 Month SOFR + 3.864%	9.111(c)	12/01/27	3,358	3,373,116
2024 Incremental No. 2 Dollar Term Loan, 1 Month SOFR + 3.500%	8.747(c)	12/01/27	1,965	1,971,881

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Software (cont’d.)

Polaris Newco LLC,
First Lien Dollar Term Loan, 3 Month SOFR + 4.262%	9.514%(c)	06/02/28	4,579	$4,539,146
Red Planet Borrower LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.600%	8.847(c)	10/02/28	5,448	5,170,854
Renaissance Holding Corp.,
Covenant-Lite First-Lien Term Loan, 1 Month SOFR + 4.250%	9.497(c)	04/05/30	5,625	5,619,617
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	10.642(c)	07/14/28	5,107	4,015,359
Webpros Investments Sarl (Luxembourg),
2024 Term Loan, 1 Month SOFR + 4.000%	9.247(c)	03/28/31	2,244	2,247,180
Weld North Education LLC,
2024 Term Loan, 1 Month SOFR + 3.500%	8.747(c)	12/21/29	3,965	3,967,188

				83,076,647

Technology 0.0%

Aventiv Technologies,
Term Loan^	— (p)	07/31/25	343	336,455

Telecommunications 4.0%

Aventiv Technologies,
Second Lien Term Loan, 3 Month SOFR + 9.312%	28.998(c)	11/01/25	104	13,534
Second-Out Term Loan, 3 Month SOFR + 7.762%	13.096(c)	07/31/25	248	248,627
Super Priority First Lien Third Out Term Loan, 3 Month SOFR + 5.352%	10.686(c)	07/31/25	5,372	4,001,773
CCI Buyer, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 4.000%	9.335(c)	12/17/27	5,602	5,610,321
CommScope, Inc.,
Initial Term Loan, 1 Month SOFR + 3.364%	8.611(c)	04/06/26	5,377	5,103,598
Connect Finco Sarl (United Kingdom),
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	9.747(c)	09/27/29	4,059	3,942,692
Crown Subsea Communications Holding, Inc.,
2024 Term Loan, 3 Month SOFR + 4.000%	9.252(c)	01/30/31	5,280	5,316,300
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%	12.002(c)	05/25/27	5,197	5,097,559

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 29

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications (cont’d.)

GTT Communications, Inc.,
Closing Date Term Loan, 3 Month SOFR + 9.100%	14.435%(c)	06/30/28	1,703	$1,243,289
Closing Date USD Term Loan, 1 Month SOFR + 7.100%	12.347(c)	12/30/27	2,024	1,902,697
Iridium Satellite LLC,
Term B-4 Loan, 1 Month SOFR + 2.250%	7.497(c)	09/20/30	2,992	2,978,267
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.838(c)	04/15/29	4,664	4,688,689
Term B-2, 1 Month SOFR + 6.560%	11.838(c)	04/15/30	4,666	4,684,265
Lorca Co.,
Facility B4 Loan, 3 Month SOFR + 3.500%	8.835(c)	03/25/31	2,219	2,213,889
MLN US HoldCo LLC,
3L Term B Loan, 3 Month SOFR + 9.250%	14.629(c)	10/18/27	70	3,480
Initial Term Loan, 3 Month SOFR +6.540%	11.819(c)	10/18/27	10,885	6,163,358
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	12.079(c)	10/18/27	19,121	1,529,715
Orbcomm, Inc.,
Closing Date Term Loan, 1 Month SOFR + 4.364%	9.611(c)	09/01/28	2,050	1,737,360
Patagonia Holdco LLC,
Initial Term Loan, 3 Month SOFR + 5.750%	10.854(c)	08/01/29	10,056	9,347,690
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.500%	9.747(c)	03/02/29	4,338	4,039,349
Initial Term Loan, 1 Month SOFR + 4.614%	9.941(c)	05/30/30	824	761,225
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 1 Month SOFR + 4.000%	9.571(c)	10/02/28(d)	11,383	1,999,164
Initial Term Loan -Second Lien, 1 Month SOFR + 7.000%	12.564(c)	10/01/29(d)	6,630	116,025
Zayo Group Holdings, Inc.,
Initial Dollar Term Loan, 1 Month SOFR + 3.000%	8.361(c)	03/09/27	3,340	3,077,670
Zegona Holdco Ltd.,
Term Loan	— (p)	07/31/29	6,250	6,199,219

				82,019,755

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Textiles 0.9%

ASP Unifrax Holdings, Inc.,
USD Term Loan (First Lien), 3 Month SOFR + 3.900%	9.235%(c)	12/12/25	19,564	$19,172,477

Transportation 0.5%

First transit Parent, Inc.,
Initial Term B Loan, 3 Month SOFR + 3.262%	8.596(c)	07/21/28	4,297	4,304,397
Initial Term C Loan, 3 Month SOFR + 3.262%	8.596(c)	07/21/28	1,310	1,312,423
Kenan Advantage Group, Inc. (The),
Term B-4 Loan, 1 Month SOFR + 3.250%	8.497(c)	01/25/29	599	594,011
Savage Enterprises LLC,
Term B Loan, 1 Month SOFR + 3.000%	8.247(c)	09/15/28	4,099	4,110,464

				10,321,295

TOTAL FLOATING RATE AND OTHER LOANS (cost $1,333,957,657)				1,231,628,019

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.0%

PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average
SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.849(c)	05/25/33	4,774	4,824,646
Series 2024-02R, Class A, 144A, 30 Day Average
SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.698(c)	03/29/27	8,692	8,758,108
Series 2024-03R, Class A, 144A, 30 Day Average
SOFR + 3.100% (Cap N/A, Floor 0.000%)^	8.448(c)	09/27/28	8,000	8,000,000

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $21,466,156)				21,582,754

			Shares

AFFILIATED EXCHANGE-TRADED FUND 0.0%
PGIM Active High Yield Bond ETF (cost $861,897)(wa)			25,000	882,250

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 31

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Shares	Value

COMMON STOCKS 1.4%

Chemicals 0.3%

Venator Materials PLC (original cost $7,130,913; purchased 05/15/23 - 10/19/23)*^(f)	10,549	$6,329,400

Gas Utilities 0.2%

Ferrellgas Partners LP (Class B Stock)^	20,453	4,191,037

Health Care Providers & Services 0.0%

Sound Inpatient Physicians, Inc. (Class A Stock)*^	10,144,042	1,014
Sound Inpatient Physicians, Inc. (Class A2 Stock)*^	454,115	449,574

		450,588

IT Services 0.2%

ConvergeOne Holdings, Inc.	200,211	4,404,642

Oil, Gas &Consumable Fuels 0.5%

Chesapeake Energy Corp. (original cost $102,873; purchased 02/04/21 - 02/09/21)(f)	22,987	1,712,302
Heritage Power LLC*^	182,367	7,659,414
Heritage Power LLC*^	8,021	336,882
Heritage Power LLC*^	209,883	104,941

		9,813,539

Pharmaceuticals 0.1%

Endo, Inc.*	38,830	1,048,410

Software 0.0%

Campfire Topco Ltd. (Jersey)*^	4,988,976	551

Wireless Telecommunication Services 0.1%

Digicel International Finance Ltd. (Jamaica) (original cost $335,332; purchased 01/29/24 - 01/30/24)*^(f)	275,213	685,280
Intelsat Emergence SA (Luxembourg)*	28,359	1,061,095

		1,746,375

TOTAL COMMON STOCKS (cost $17,493,378)		27,984,542

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Shares	Value

PREFERRED STOCKS 0.0%

Electronic Equipment, Instruments & Components 0.0%

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	488	$488,000

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica) (original cost $177,240; purchased 01/26/24 - 01/29/24)*^(f)	29,337	313,953

TOTAL PREFERRED STOCKS (cost $670,120)		801,953

	Units

WARRANTS* 0.0%

Entertainment

Falcon’s Beyond Global, Inc., expiring 12/31/79^ (cost $16)	156,835	16

TOTAL LONG-TERM INVESTMENTS (cost $2,209,263,281)		2,113,222,922

	Shares

SHORT-TERM INVESTMENT 2.1%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.562%) (cost $43,364,176)(wa)	43,364,176	43,364,176

TOTAL INVESTMENTS 104.0% (cost $2,252,627,457)		2,156,587,098
Liabilities in excess of other assets(z) (4.0)%		(82,396,225)

NET ASSETS 100.0%		$2,074,190,873

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $138,453,302 and 6.7% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2024.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 33

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $18,028,892. The aggregate value of $14,259,436 is 0.7% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at August 31, 2024:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $748,866)	757	$751,322	$2,456	$—
Ryan LLC, Delayed Draw Term Loan, 3.500%, Maturity Date 11/14/30 (cost $192,857)	193	193,219	362	—
Tank Holding Corp., Delayed Draw Term Commitment, 1.000%, Maturity Date 03/31/28 (cost $401,330)	406	402,030	700	—
The Action Environmental Group, Inc., 2024-1 Incremental Delayed Draw Term Loan, 1.000%, Maturity Date 10/24/30 (cost $400,000)	400	402,500	2,500	—

		$1,749,071	$6,018	$—

Futures contracts outstanding at August 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
2	20 Year U.S. Treasury Bonds	Dec. 2024	$246,250	$(2,175)

Short Positions:
475	2 Year U.S. Treasury Notes	Dec. 2024	98,584,766	103,557
15	5 Year Euro-Bobl	Dec. 2024	1,972,475	2,561
736	5 Year U.S. Treasury Notes	Dec. 2024	80,517,252	252,125

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Futures contracts outstanding at August 31, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
7	10 Year Euro-Bund	Dec. 2024	$1,032,223	$1,502
178	10 Year U.S. Treasury Notes	Dec. 2024	20,214,125	117,502
3	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	395,813	8,980

				486,227

				$484,052

Forward foreign currency exchange contracts outstanding at August 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/03/24	MSI	GBP	13,007	$17,167,981	$17,083,019	$—	$(84,962)
Euro,
Expiring 09/03/24	SCB	EUR	23,141	25,830,725	25,585,117	—	(245,608)

				$42,998,706	$42,668,136	—	(330,570)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/03/24	BNP	GBP	13,007	$16,747,815	$17,083,019	$—	$(335,204)
Expiring 10/02/24	MSI	GBP	13,007	17,172,546	17,087,105	85,441	—
Euro,
Expiring 09/03/24	SCB	EUR	23,141	25,142,216	25,585,117	—	(442,901)
Expiring 10/02/24	SCB	EUR	23,141	25,865,453	25,618,079	247,374	—

				$84,928,030	$85,373,320	332,815	(778,105)

						$332,815	$(1,108,675)

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 35

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Credit default swap agreements outstanding at August 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2024(4)	Value at Trade Date	Value at August 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	89,705	3.215%	$5,320,410	$7,325,791	$2,005,381
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	184,750	0.493%	3,722,971	4,471,014	748,043

					$9,043,381	$11,796,805	$2,753,424

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Total return swap agreements outstanding at August 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 5.320%	MSI	12/20/24	4,550	$5,927	$—	$5,927
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 5.320%	BNP	12/20/24	20,680	(17,764)	—	(17,764)
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 5.320%	BNP	12/20/24	20,680	(62,276)	—	(62,276)
Invesco Senior Loan ETF(T)	1 Day SOFR +25bps(T)/ 5.570%	BNP	09/06/24	4,595	(75,812)	—	(75,812)

					$(149,925)	$—	$(149,925)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Reverse repurchase agreements outstanding at August 31, 2024:

Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at August 31, 2024

Clear Street LLC	5.790%	08/22/24	$20,412,500	09/19/24	$20,412,500
Clear Street LLC	5.790%	08/22/24	13,406,250	09/19/24	13,406,250
Clear Street LLC	5.790%	08/22/24	6,381,125	09/19/24	6,381,125

			$40,199,875		$40,199,875

During the reporting period ended August 31, 2024, the Fund held reverse repurchase agreements during the period with an average value of $10,469,253 and a daily weighted average interest rate of 3.270%. In addition, Corporate Bonds with a market value of $44,622,348 have been segregated as collateral to cover the requirement for the reverse repurchase agreements outstanding at period end.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 37

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreement	$—	$—	$5,927	$(155,852)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$11,823,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$462,310,115	$—
Other	—	1,808,063	—
Corporate Bonds	—	366,224,436	774
Floating Rate and Other Loans	—	1,121,735,553	109,892,466
Residential Mortgage-Backed Securities	—	13,582,754	8,000,000
Affiliated Exchange-Traded Fund	882,250	—	—
Common Stocks	2,760,712	5,465,737	19,758,093
Preferred Stocks	—	—	801,953
Warrants	—	—	16
Short-Term Investment
Affiliated Mutual Fund	43,364,176	—	—

Total	$47,007,138	$1,971,126,658	$138,453,302

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

	Level 1	Level 2	Level 3

Other Financial Instruments*
Assets
Unfunded Loan Commitments	$—	$6,018	$—
Futures Contracts	486,227	—	—
OTC Forward Foreign Currency Exchange Contracts	—	332,815	—
Centrally Cleared Credit Default Swap Agreements	—	2,753,424	—
OTC Total Return Swap Agreement	—	5,927	—

Total	$486,227	$3,098,184	$—

Liabilities
Futures Contracts	$(2,175)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(1,108,675)	—
OTC Total Return Swap Agreements	—	(155,852)	—

Total	$(2,175)	$(1,264,527)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Residential Mortgage-Backed Securities	Common Stocks	Preferred Stocks	Warrants	Unfunded Loan Commitments

Balance as of 02/29/24	$49,643	$92,322,293	$—	$3,010,120	$890,590	$—	$1,603
Realized gain (loss)	1,193	(888,954)	—	—	21,160	—	—
Change in unrealized appreciation (depreciation)	(2,931)	(2,056,871)	—	1,773,258	15,703	—	—
Purchases/Exchanges/Issuances	—	79,150,280	8,000,000	4,725,264	492,880	16	—
Sales/Paydowns	(47,131)	(53,441,549)	—	—	(618,380)	—	(1,603)
Accrued discount/premium	—	439,724	—	—	—	—	—
Transfers into Level 3*	—	28,878,028	—	10,249,451	—	—	—
Transfers out of Level 3*	—	(34,510,485)	—	—	—	—	—

Balance as of 08/31/24	$774	$109,892,466	$8,000,000	$19,758,093	$801,953	$16	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(2,911)	$(3,893,452)	$—	$1,773,258	$15,703	$—	$—

*	It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 39

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of August 31, 2024	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)

Corporate Bonds	$774	Market	Recovery Value	Recovery Rate	0.00% - 48.00%
Floating Rate and Other Loans	6,715,183	Market	Enterprise Value	EBITDA Multiple	5.0x - 8.3x
Residential Mortgage-Backed Securities	8,000,000	Market	Transaction Based	Unadjusted Price	NA
Common Stocks	4,191,037	Market	Adjusted Trade Price	Premium Rate	20.00%
Common Stocks	685,280	Market	Enterprise Value	EBITDA Multiple	4.0x
Common Stocks	555,529	Market	Enterprise Value	Recovery Rate	0.00% - 0.99%
Common Stocks	551	Market	Recovery Value	Recovery Rate	0.00%
Preferred Stocks	313,953	Market	Enterprise Value	Recovery Rate	10.70%
Preferred Stocks	488,000	Market	Transaction Based	Unadjusted Price	NA
Warrants	16	Market	Recovery Value	Recovery Rate	0.00%

	$20,950,323

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of August 31, 2024, the aggregate value of these securities and/or derivatives was $117,502,979. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2024 were as follows:

Collateralized Loan Obligations	22.3%
Banks	14.1
Commercial Services	6.4

Telecommunications	4.4%
Chemicals	4.3
Software	4.0

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Industry Classification (continued):

Entertainment	3.2%
Computers	3.2
Media	2.8
Retail	2.6
Insurance	2.4
Affiliated Mutual Fund	2.1
Electric	2.1
Building Materials	2.0
Healthcare-Services	1.9
Diversified Financial Services	1.9
Auto Parts & Equipment	1.6
Machinery-Diversified	1.5
Metal Fabricate/Hardware	1.5
Real Estate Investment Trusts (REITs)	1.2
Residential Mortgage-Backed Securities	1.0
Packaging & Containers	1.0
Environmental Control	1.0
Holding Companies-Diversified	0.9
Textiles	0.9
Airlines	0.9
Real Estate	0.7
Beverages	0.7
Leisure Time	0.7
Distribution/Wholesale	0.7
Engineering & Construction	0.6
Pharmaceuticals	0.6
Cosmetics/Personal Care	0.6
Aerospace & Defense	0.6
Oil & Gas	0.5
Transportation	0.5
Home Furnishings	0.5
Oil, Gas & Consumable Fuels	0.5
Electronics	0.5
Internet	0.4

Investment Companies	0.4%
Foods	0.4
Housewares	0.3
Mining	0.3
Hand/Machine Tools	0.3
Semiconductors	0.3
Pipelines	0.3
Healthcare-Products	0.3
Agriculture	0.3
Household Products/Wares	0.2
Miscellaneous Manufacturing	0.2
Home Builders	0.2
Private Equity	0.2
IT Services	0.2
Gas Utilities	0.2
Shipbuilding	0.1
Lodging	0.1
Wireless Telecommunication Services	0.1
Oil & Gas Services	0.1
Advertising	0.1
Other	0.1
Affiliated Exchange-Traded Fund	0.0	*
Electronic Equipment, Instruments & Components	0.0	*
Health Care Providers & Services	0.0	*
Technology	0.0	*

	104.0
Liabilities in excess of other assets	(4.0)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 41

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Fair values of derivative instruments as of August 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$2,753,424	*	—	$—

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	332,815		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,108,675
Interest rate contracts	Due from/to broker-variation margin futures	486,227	*	Due from/to broker-variation margin futures	2,175	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	5,927		Unrealized depreciation on OTC swap agreements	155,852

		$3,578,393			$1,266,702

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$13,655,383
Foreign exchange contracts	—	217,810	—
Interest rate contracts	(2,960,700)	—	548,668

Total	$(2,960,700)	$217,810	$14,204,051

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$(6,803,618)

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$(1,248,918)	$—
Interest rate contracts	551,279	—	(148,801)

Total	$551,279	$(1,248,918)	$(6,952,419)

For the six months ended August 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$2,232,458
Futures Contracts - Short Positions (1)	211,749,687
Forward Foreign Currency Exchange Contracts - Purchased (2)	48,752,644
Forward Foreign Currency Exchange Contracts - Sold (2)	89,749,146
Credit Default Swap Agreements - Sell Protection (1)	311,825,900
Total Return Swap Agreements (1)	19,895,190

*	Average volume is based on average quarter end balances for the six months ended August 31, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Reverse Repurchase Agreement	Clear Street LLC	$(40,199,875)	$40,199,875	$—

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 43

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP	$—	$(491,056)	$(491,056)	$491,056	$—
MSI	91,368	(84,962)	6,406	—	6,406
SCB	247,374	(688,509)	(441,135)	441,135	—

	$338,742	$(1,264,527)	$(925,785)	$932,191	$6,406

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Statement of Assets & Liabilities (unaudited)

as of August 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $2,208,401,384)	$2,112,340,672
Affiliated investments (cost $44,226,073)	44,246,426
Foreign currency, at value (cost $836,150)	833,167
Cash segregated for counterparty - OTC	1,140,000
Receivable for investments sold	34,424,411
Dividends and interest receivable	17,381,944
Deposit with broker for centrally cleared/exchange-traded derivatives	11,823,000
Receivable for Fund shares sold	7,499,277
Unrealized appreciation on OTC forward foreign currency exchange contracts	332,815
Due from broker—variation margin futures	288,144
Due from broker—variation margin swaps	140,213
Unrealized appreciation on unfunded loan commitments	6,018
Unrealized appreciation on OTC swap agreements	5,927
Prepaid expenses and other assets	57,234

Total Assets	2,230,519,248

Liabilities
Payable for investments purchased	95,095,096
Reverse repurchase agreements (cost $40,199,875)	40,199,875
Payable for Fund shares purchased	15,564,962
Payable to custodian	1,515,117
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,108,675
Dividends payable	1,107,419
Management fee payable	945,274
Accrued expenses and other liabilities	532,262
Unrealized depreciation on OTC swap agreements	155,852
Distribution fee payable	83,865
Directors’ fees payable	15,262
Affiliated transfer agent fee payable	4,716

Total Liabilities	156,328,375

Net Assets	$2,074,190,873

Net assets were comprised of:
Common stock, at par	$2,278
Paid-in capital in excess of par	2,479,563,761
Total distributable earnings (loss)	(405,375,166)

Net assets, August 31, 2024	$2,074,190,873

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 45

PGIM Floating Rate Income Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of August 31, 2024

Class A

Net asset value and redemption price per share, ($196,963,686 ÷21,655,839 shares of common stock issued and outstanding)	$9.10
Maximum sales charge (2.25% of offering price)	0.21

Maximum offering price to public	$9.31

Class C

Net asset value, offering price and redemption price per share, ($49,261,370 ÷5,413,750 shares of common stock issued and outstanding)	$9.10

Class Z

Net asset value, offering price and redemption price per share, ($1,592,052,263 ÷174,856,994 shares of common stock issued and outstanding)	$9.10

Class R6

Net asset value, offering price and redemption price per share, ($235,913,554 ÷25,907,406 shares of common stock issued and outstanding)	$9.11

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Statement of Operations (unaudited)

Six Months Ended August 31, 2024

Net Investment Income (Loss)

Income
Interest income (net of $175 foreign withholding tax)	$96,378,715
Affiliated dividend income	547,727
Unaffiliated dividend income	45,717
Income from securities lending, net (including affiliated income of $16,876)	17,277

Total income	96,989,436

Expenses
Management fee	6,807,840
Distribution fee(a)	502,194
Transfer agent’s fees and expenses (including affiliated expense of $13,824)(a)	987,939
Interest expense	342,696
Custodian and accounting fees	255,938
Shareholders’ reports	78,829
Registration fees(a)	77,246
Audit fee	35,348
Professional fees	26,619
Directors’ fees	20,616
Miscellaneous	230,947

Total expenses	9,366,212
Less: Fee waiver and/or expense reimbursement(a)	(1,179,438)

Net expenses	8,186,774

Net investment income (loss)	88,802,662

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(697))	(26,629,172)
Futures transactions	(2,960,700)
Forward currency contract transactions	217,810
Swap agreement transactions	14,204,051
Foreign currency transactions	33,206

(15,134,805)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $19,123)	18,589,657
Futures	551,279
Forward currency contracts	(1,248,918)
Swap agreements	(6,952,419)
Foreign currencies	42,965
Unfunded loan commitments	2,708

10,985,272

Net gain (loss) on investment and foreign currency transactions	(4,149,533)

Net Increase (Decrease) In Net Assets Resulting From Operations	$84,653,129

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 47

PGIM Floating Rate Income Fund

Statement of Operations (unaudited) (continued)

Six Months Ended August 31, 2024

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	245,201	256,993	—	—
Transfer agent’s fees and expenses	78,285	21,556	885,690	2,408
Registration fees	18,328	9,190	37,433	12,295
Fee waiver and/or expense reimbursement	(101,550)	(32,019)	(962,634)	(83,235)

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2024	Year Ended February 29, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$88,802,662	$188,976,306
Net realized gain (loss) on investment and foreign currency transactions	(15,134,805)	(99,587,746)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	10,985,272	128,023,410

Net increase (decrease) in net assets resulting from operations	84,653,129	217,411,970

Dividends and Distributions
Distributions from distributable earnings
Class A	(8,513,451)	(15,999,658)
Class C	(2,038,481)	(4,363,945)
Class Z	(71,461,598)	(144,217,161)
Class R6	(11,086,161)	(25,887,178)

	(93,099,691)	(190,467,942)

Tax return of capital distributions
Class A	—	(185,554)
Class C	—	(50,610)
Class Z	—	(1,672,536)
Class R6	—	(300,223)

	—	(2,208,923)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	410,618,198	751,016,841
Net asset value of shares issued in reinvestment of dividends and distributions	86,478,060	181,634,610
Cost of shares purchased	(469,111,276)	(1,569,821,253)

Net increase (decrease) in net assets from Fund share transactions	27,984,982	(637,169,802)

Total increase (decrease)	19,538,420	(612,434,697)

Net Assets:

Beginning of period	2,054,652,453	2,667,087,150

End of period	$2,074,190,873	$2,054,652,453

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 49

PGIM Floating Rate Income Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2024		2024		2023		2022	2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.13		$8.98		$9.51		$9.65	$9.38		$9.72
Income (loss) from investment operations:
Net investment income (loss)	0.38		0.78		0.54		0.32	0.45		0.53
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.01)		0.16		(0.45)		(0.13)	0.27	(b)	(0.33)
Total from investment operations	0.37		0.94		0.09		0.19	0.72		0.20
Less Dividends and Distributions:
Dividends from net investment income	(0.40)		(0.78)		(0.62)		(0.33)	(0.45)		(0.54)
Tax return of capital distributions	-		(0.01)		-		-	-		-
Total dividends and distributions	(0.40)		(0.79)		(0.62)		(0.33)	(0.45)		(0.54)
Net asset value, end of period	$9.10		$9.13		$8.98		$9.51	$9.65		$9.38
Total Return(c):	4.00%		11.03%		1.22%		1.93%	8.25%		2.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$196,964		$189,497		$177,406		$221,472	$60,644		$61,392
Average net assets (000)	$194,562		$182,716		$203,544		$132,395	$48,786		$79,796
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.99	%(e)(f)(g)	1.00	%(g)	1.00	%(g)	0.95%	0.97	%(g)	0.97%
Expenses before waivers and/or expense reimbursement	1.09	%(e)(f)	1.09%		1.11	%(g)	1.07%	1.17	%(g)	1.11%
Net investment income (loss)	8.27	%(e)	8.67%		6.01%		3.29%	5.04%		5.53%
Portfolio turnover rate(h)	46%		68%		43%		43%	125%		66%
Reverse repurchase agreements (000)	$40,200		$-		$-		$-	$-		$-
Reverse repurchase agreements asset coverage ratio(i)	5,260%		—%		—%		—%	—%		—%
Reverse repurchase agreements asset coverage per $1,000 of principal(i)	$52,597		$-		$-		$-	$-		$-

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Financial Highlights (unaudited) (continued)

(f)	Includes interest expense on reverse repurchase agreements of 0.03% for the period ended August 31, 2024.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01%, 0.05%, 0.05% and 0.02%, which are being excluded from the Fund’s contractual waiver for the six months ended August 31, 2024 and years ended February 28/29, 2024, 2023 and 2021, respectively.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)	Represents value of net assets plus reverse repurchase agreements, if any, at the end of the period divided by the reverse repurchase agreements, if any, at the end of the period.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 51

PGIM Floating Rate Income Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2024		2024		2023		2022	2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.14		$8.98		$9.52		$9.66	$9.38		$9.72
Income (loss) from investment operations:
Net investment income (loss)	0.35		0.71		0.48		0.25	0.39		0.46
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.03)		0.18		(0.47)		(0.14)	0.28	(b)	(0.33)
Total from investment operations	0.32		0.89		0.01		0.11	0.67		0.13
Less Dividends and Distributions:
Dividends from net investment income	(0.36)		(0.72)		(0.55)		(0.25)	(0.39)		(0.47)
Tax return of capital distributions	-		(0.01)		-		-	-		-
Total dividends and distributions	(0.36)		(0.73)		(0.55)		(0.25)	(0.39)		(0.47)
Net asset value, end of period	$9.10		$9.14		$8.98		$9.52	$9.66		$9.38
Total Return(c):	3.61%		10.33%		0.36%		1.16%	7.56%		1.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$49,261		$51,783		$61,349		$69,648	$24,973		$32,673
Average net assets (000)	$50,980		$54,544		$70,642		$45,432	$25,795		$44,099
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.74	%(e)(f)(g)	1.75	%(f)	1.76	%(f)	1.70%	1.72	%(f)	1.72%
Expenses before waivers and/or expense reimbursement	1.86	%(e)(g)	1.87%		1.90	%(f)	1.84%	1.94	%(f)	1.88%
Net investment income (loss)	7.52	%(e)	7.92%		5.32%		2.54%	4.31%		4.78%
Portfolio turnover rate(h)	46%		68%		43%		43%	125%		66%
Reverse repurchase agreements (000)	$40,200		$-		$-		$-	$-		$-
Reverse repurchase agreements asset coverage ratio(i)	5,260%		—%		—%		—%	—%		—%
Reverse repurchase agreements asset coverage per $1,000 of principal(i)	$52,597		$-		$-		$-	$-		$-

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Financial Highlights (unaudited) (continued)

(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01%, 0.05%, 0.06% and 0.02%, which are being excluded from the Fund’s contractual waiver for the six months ended August 31, 2024 and years ended February 28/29, 2024, 2023 and 2021, respectively.

(g)	Includes interest expense on reverse repurchase agreements of 0.03% for the period ended August 31, 2024.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)	Represents value of net assets plus reverse repurchase agreements, if any, at the end of the period divided by the reverse repurchase agreements, if any, at the end of the period.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 53

PGIM Floating Rate Income Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2024		2024		2023		2022	2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.14		$8.99		$9.52		$9.66	$9.39		$9.73
Income (loss) from investment operations:
Net investment income (loss)	0.39		0.80		0.55		0.35	0.47		0.56
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.02)		0.17		(0.43)		(0.14)	0.28	(b)	(0.33)
Total from investment operations	0.37		0.97		0.12		0.21	0.75		0.23
Less Dividends and Distributions:
Dividends from net investment income	(0.41)		(0.81)		(0.65)		(0.35)	(0.48)		(0.57)
Tax return of capital distributions	-		(0.01)		-		-	-		-
Total dividends and distributions	(0.41)		(0.82)		(0.65)		(0.35)	(0.48)		(0.57)
Net asset value, end of period	$9.10		$9.14		$8.99		$9.52	$9.66		$9.39
Total Return(c):	4.13%		11.30%		1.48%		2.18%	8.51%		2.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,592,052		$1,542,156		$2,077,632		$3,794,840	$564,615		$424,819
Average net assets (000)	$1,587,656		$1,605,227		$3,121,921		$1,828,765	$283,976		$584,427
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.74	%(e)(f)(g)	0.76	%(f)	0.75	%(f)	0.70%	0.72	%(f)	0.72%
Expenses before waivers and/or expense reimbursement	0.86	%(e)(g)	0.87%		0.88	%(f)	0.81%	0.90	%(f)	0.87%
Net investment income (loss)	8.52	%(e)	8.91%		6.06%		3.55%	5.18%		5.78%
Portfolio turnover rate(h)	46%		68%		43%		43%	125%		66%
Reverse repurchase agreements (000)	$40,200		$-		$-		$-	$-		$-
Reverse repurchase agreements asset coverage ratio(i)	5,260%		—%		—%		—%	—%		—%
Reverse repurchase agreements asset coverage per $1,000 of principal(i)	$52,597		$-		$-		$-	$-		$-

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Financial Highlights (unaudited) (continued)

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01%, 0.06%, 0.05% and 0.02%, which are being excluded from the Fund’s contractual waiver for the six months ended August 31, 2024 and years ended February 28/29, 2024, 2023 and 2021, respectively.

(g)	Includes interest expense on reverse repurchase agreements of 0.03% for the period ended August 31, 2024.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)	Represents value of net assets plus reverse repurchase agreements, if any, at the end of the period divided by the reverse repurchase agreements, if any, at the end of the period.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 55

PGIM Floating Rate Income Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2024		2024		2023		2022	2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.14		$8.99		$9.53		$9.66	$9.39		$9.73
Income (loss) from investment operations:
Net investment income (loss)	0.39		0.80		0.58		0.35	0.48		0.56
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.01)		0.17		(0.47)		(0.13)	0.27	(b)	(0.33)
Total from investment operations	0.38		0.97		0.11		0.22	0.75		0.23
Less Dividends and Distributions:
Dividends from net investment income	(0.41)		(0.81)		(0.65)		(0.35)	(0.48)		(0.57)
Tax return of capital distributions	-		(0.01)		-		-	-		-
Total dividends and distributions	(0.41)		(0.82)		(0.65)		(0.35)	(0.48)		(0.57)
Net asset value, end of period	$9.11		$9.14		$8.99		$9.53	$9.66		$9.39
Total Return(c):	4.27%		11.36%		1.42%		2.34%	8.57%		2.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$235,914		$271,216		$350,700		$396,487	$16,970		$14,790
Average net assets (000)	$244,446		$286,529		$428,601		$180,674	$11,040		$25,645
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.69	%(e)(f)(g)	0.71	%(f)	0.70	%(f	0.65%	0.67	%(f)	0.67%
Expenses before waivers and/or expense reimbursement	0.76	%(e)(g)	0.77%		0.76	%(f)	0.72%	0.93	%(f)	0.81%
Net investment income (loss)	8.59	%(e)	8.97%		6.38%		3.62%	5.31%		5.84%
Portfolio turnover rate(h)	46%		68%		43%		43%	125%		66%
Reverse repurchase agreements (000)	$40,200		$-		$-		$-	$-		$-
Reverse repurchase agreements asset coverage ratio(i)	5,260%		—%		—%		—%	—%		—%
Reverse repurchase agreements asset coverage per $1,000 of principal(i)	$52,597		$-		$-		$-	$-		$-

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Financial Highlights (unaudited) (continued)

(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01%, 0.06%, 0.05% and 0.02%, which are being excluded from the Fund’s contractual waiver for the six months ended August 31, 2024 and years ended February 28/29, 2024, 2023 and 2021, respectively.

(g)	Includes interest expense on reverse repurchase agreements of 0.03% for the period ended August 31, 2024.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)	Represents value of net assets plus reverse repurchase agreements, if any, at the end of the period divided by the reverse repurchase agreements, if any, at the end of the period.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 57

PGIM Government Income Fund

Schedule of Investments (unaudited)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.1%

ASSET-BACKED SECURITIES 8.0%

Collateralized Loan Obligations

Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.672%(c)	04/20/35	2,250	$2,246,853
Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.279(c)	04/26/35	5,250	5,259,390
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	6.599(c)	04/18/35	1,500	1,501,500
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A2R, 144A, 3 Month SOFR + 1.712% (Cap N/A, Floor 1.450%)	6.813(c)	05/17/31	3,474	3,470,953
Elevation CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.756(c)	01/25/35	1,000	999,800
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A1, 144A, 3 Month SOFR + 1.632% (Cap N/A, Floor 1.370%)	6.918(c)	01/16/33	2,211	2,210,951
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	7.682(c)	01/20/35	2,500	2,503,929
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.803(c)	04/15/34	4,000	3,998,000

TOTAL ASSET-BACKED SECURITIES (cost $22,184,924)				22,191,376

COMMERCIAL MORTGAGE-BACKED SECURITIES 12.7%

Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4	2.661	08/15/52	5,332	4,926,207
Fannie Mae-Aces,
Series 2019-M22, Class A2	2.522	08/25/29	5,761	5,343,343
Series 2021-M01G, Class A2	1.518(cc)	11/25/30	2,500	2,127,711
Series 2022-M03, Class A2	1.764(cc)	11/25/31	8,500	7,152,665
Series 2022-M13, Class A2	2.680(cc)	06/25/32	5,000	4,417,250
FHLMC Multifamily Structured Pass-Through Certificates,
Series K075, Class A2	3.650(cc)	02/25/28	5,000	4,917,572
Series K151, Class A3	3.511	04/25/30	900	867,737

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K152, Class A2	3.080%	01/25/31	375	$350,936
Series K512, Class A2	5.000	11/25/28	5,000	5,133,445

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $36,558,310)				35,236,866

CORPORATE BOND 0.3%

Diversified Financial Services

Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series PP (cost $1,003,606)	1.400	07/15/28	1,005	911,837

U.S. GOVERNMENT AGENCY OBLIGATIONS 57.1%
Fannie Mae Interest Strips	5.372(s)	07/15/32	635	442,592
Federal Agricultural Mortgage Corp., MTN	3.950	02/02/26	15	14,874
Federal Farm Credit Bank	1.680	09/17/35	160	118,662
Federal Farm Credit Bank	1.730	09/22/31	600	504,911
Federal Farm Credit Bank	1.770	02/04/31	1,245	1,064,535
Federal Farm Credit Bank	1.900	10/21/30	196	172,599
Federal Farm Credit Bank	2.040	03/19/40	1,330	919,889
Federal Farm Credit Bank	2.150	12/01/31	3,430	2,943,970
Federal Farm Credit Bank	2.200	12/09/31	1,545	1,330,236
Federal Farm Credit Bank	2.350	03/10/36	340	268,695
Federal Farm Credit Bank	2.400	03/24/36	222	177,322
Federal Farm Credit Bank	2.460	02/05/35	925	746,888
Federal Farm Credit Bank	2.490	05/19/36	165	132,007
Federal Farm Credit Bank	2.500	04/14/36	430	344,748
Federal Farm Credit Bank	5.480	06/27/42	1,000	990,941
Federal Home Loan Bank	1.150(cc)	02/10/31	485	405,530
Federal Home Loan Bank	1.250(cc)	03/17/31	100	90,195
Federal Home Loan Bank	1.350	02/18/31	20	16,676
Federal Home Loan Bank	1.500(cc)	05/27/31	100	90,140
Federal Home Loan Bank	1.750	06/20/31	980	824,841
Federal Home Loan Bank	1.790	12/21/35	965	717,152
Federal Home Loan Bank	1.870	02/08/36	245	183,149
Federal Home Loan Bank	2.000(cc)	05/27/31	140	127,124
Federal Home Loan Bank	2.050	05/12/31	145	125,221
Federal Home Loan Bank	2.090	02/22/36	325	250,143
Federal Home Loan Bank	4.250	09/10/32	370	370,764

See Notes to Financial Statements.

PGIM Government Income Fund 59

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.,
MTN	1.220%	08/19/30	280	$234,945
MTN	1.300	08/12/30	50	42,164
MTN	1.460	08/17/35	280	202,997
MTN	1.899(s)	11/15/38	1,870	972,765
Federal Home Loan Mortgage Corp.	1.500	01/01/36	164	145,236
Federal Home Loan Mortgage Corp.	1.500	02/01/36	66	58,698
Federal Home Loan Mortgage Corp.	1.500	06/01/36	75	66,037
Federal Home Loan Mortgage Corp.	1.500	07/01/36	516	457,012
Federal Home Loan Mortgage Corp.	1.500	11/01/50	779	610,253
Federal Home Loan Mortgage Corp.	2.000	01/01/32	140	131,805
Federal Home Loan Mortgage Corp.	2.500	05/01/28	280	271,671
Federal Home Loan Mortgage Corp.	2.500	05/01/28	344	334,032
Federal Home Loan Mortgage Corp.	2.500	03/01/30	247	237,364
Federal Home Loan Mortgage Corp.	2.500	09/01/31	182	174,131
Federal Home Loan Mortgage Corp.	2.500	10/01/32	233	221,124
Federal Home Loan Mortgage Corp.	2.500	11/01/46	912	804,241
Federal Home Loan Mortgage Corp.	2.500	04/01/51	4,875	4,181,154
Federal Home Loan Mortgage Corp.	3.000	10/01/28	38	36,954
Federal Home Loan Mortgage Corp.	3.000	06/01/29	126	123,128
Federal Home Loan Mortgage Corp.	3.000	12/01/30	212	206,263
Federal Home Loan Mortgage Corp.	3.000	01/01/37	387	366,056
Federal Home Loan Mortgage Corp.	3.000	04/01/43	638	579,627
Federal Home Loan Mortgage Corp.	3.000	07/01/43	685	628,678
Federal Home Loan Mortgage Corp.	3.000	10/01/46	281	255,597
Federal Home Loan Mortgage Corp.	3.000	11/01/46	245	222,696
Federal Home Loan Mortgage Corp.	3.000	12/01/46	228	206,850
Federal Home Loan Mortgage Corp.	3.000	01/01/47	789	714,422
Federal Home Loan Mortgage Corp.	3.000	03/01/47	180	163,840
Federal Home Loan Mortgage Corp.	3.000	06/01/50	657	593,076
Federal Home Loan Mortgage Corp.	3.500	11/01/37	167	160,855
Federal Home Loan Mortgage Corp.	3.500	06/01/42	451	425,055
Federal Home Loan Mortgage Corp.	3.500	06/01/43	331	311,533
Federal Home Loan Mortgage Corp.	3.500	07/01/43	975	916,257
Federal Home Loan Mortgage Corp.	3.500	07/01/47	1,087	1,015,030
Federal Home Loan Mortgage Corp.	3.500	08/01/47	817	762,890
Federal Home Loan Mortgage Corp.	3.500	10/01/47	75	70,442
Federal Home Loan Mortgage Corp.	4.000	06/01/26	9	9,127
Federal Home Loan Mortgage Corp.	4.000	09/01/26	25	24,529
Federal Home Loan Mortgage Corp.	4.000	11/01/39	364	356,055
Federal Home Loan Mortgage Corp.	4.000	09/01/40	212	207,275
Federal Home Loan Mortgage Corp.	4.000	12/01/40	130	127,267

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	4.000%	12/01/40	165	$161,185
Federal Home Loan Mortgage Corp.	4.000	04/01/42	280	273,086
Federal Home Loan Mortgage Corp.	4.000	04/01/42	432	420,981
Federal Home Loan Mortgage Corp.	4.000	05/01/46	400	386,647
Federal Home Loan Mortgage Corp.	4.000	08/01/46	120	115,927
Federal Home Loan Mortgage Corp.	4.000	12/01/46	103	99,244
Federal Home Loan Mortgage Corp.	4.000	07/01/47	211	202,347
Federal Home Loan Mortgage Corp.	4.000	08/01/47	75	71,969
Federal Home Loan Mortgage Corp.	4.000	08/01/47	223	213,511
Federal Home Loan Mortgage Corp.	4.500	09/01/39	456	456,606
Federal Home Loan Mortgage Corp.	4.500	07/01/47	77	76,081
Federal Home Loan Mortgage Corp.	4.500	07/01/47	86	85,158
Federal Home Loan Mortgage Corp.	4.500	08/01/47	257	255,525
Federal Home Loan Mortgage Corp.	5.000	06/01/33	272	272,797
Federal Home Loan Mortgage Corp.	5.000	03/01/34	9	9,485
Federal Home Loan Mortgage Corp.	5.000	05/01/34	26	26,621
Federal Home Loan Mortgage Corp.	5.000	05/01/34	165	167,533
Federal Home Loan Mortgage Corp.	5.000	02/01/48	101	102,862
Federal Home Loan Mortgage Corp.	5.500	05/01/37	39	40,322
Federal Home Loan Mortgage Corp.	5.500	01/01/38	32	33,027
Federal Home Loan Mortgage Corp.	5.500	11/01/52	2,000	2,014,797
Federal Home Loan Mortgage Corp.	6.000	12/01/33	13	13,532
Federal Home Loan Mortgage Corp.	6.000	09/01/34	69	71,187
Federal Home Loan Mortgage Corp.	6.500	09/01/32	19	19,771
Federal Home Loan Mortgage Corp.	6.500	09/01/32	22	23,107
Federal Home Loan Mortgage Corp.	7.000	09/01/32	20	21,274
Federal National Mortgage Assoc.	1.301(s)	11/15/30	3,000	2,319,929
Federal National Mortgage Assoc.	1.500	02/01/36	188	166,989
Federal National Mortgage Assoc.	1.500	04/01/36	72	63,990
Federal National Mortgage Assoc.	1.500	06/01/36	76	67,514
Federal National Mortgage Assoc.	1.500	08/01/36	193	170,370
Federal National Mortgage Assoc.	1.500	12/01/36	451	398,045
Federal National Mortgage Assoc.	1.500	10/01/50	361	282,283
Federal National Mortgage Assoc.	1.500	11/01/50	2,661	2,088,228
Federal National Mortgage Assoc.	1.500	12/01/50	1,973	1,548,749
Federal National Mortgage Assoc.	1.780	11/16/35	100	74,842
Federal National Mortgage Assoc.	2.000	08/01/31	177	166,702
Federal National Mortgage Assoc.	2.000	05/01/36	1,960	1,777,481
Federal National Mortgage Assoc.	2.000	06/01/40	567	493,831
Federal National Mortgage Assoc.	2.000	02/01/41	3,863	3,365,880
Federal National Mortgage Assoc.	2.000	05/01/41	1,863	1,612,689
Federal National Mortgage Assoc.	2.000	09/01/50	4,226	3,479,661

See Notes to Financial Statements.

PGIM Government Income Fund 61

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.(k)	2.000%	10/01/50	10,595	$8,739,569
Federal National Mortgage Assoc.	2.000	01/01/51	1,582	1,301,482
Federal National Mortgage Assoc.	2.500	06/01/28	107	103,309
Federal National Mortgage Assoc.	2.500	08/01/28	146	141,469
Federal National Mortgage Assoc.	2.500	08/01/29	32	30,309
Federal National Mortgage Assoc.	2.500	11/01/31	125	119,638
Federal National Mortgage Assoc.	2.500	02/01/36	405	377,163
Federal National Mortgage Assoc.	2.500	05/01/41	739	660,154
Federal National Mortgage Assoc.	2.500	06/01/41	1,149	1,028,281
Federal National Mortgage Assoc.	2.500	02/01/43	125	110,317
Federal National Mortgage Assoc.	2.500	12/01/46	592	521,820
Federal National Mortgage Assoc.	2.500	01/01/50	1,290	1,115,229
Federal National Mortgage Assoc.	2.500	03/01/50	189	163,675
Federal National Mortgage Assoc.	2.500	05/01/50	948	819,858
Federal National Mortgage Assoc.	2.500	06/01/50	485	418,717
Federal National Mortgage Assoc.	2.500	08/01/50	4,124	3,562,775
Federal National Mortgage Assoc.	2.500	10/01/50	3,650	3,153,280
Federal National Mortgage Assoc.	2.500	03/01/51	2,357	2,034,988
Federal National Mortgage Assoc.	2.500	04/01/51	2,344	2,011,892
Federal National Mortgage Assoc.	2.500	05/01/52	837	724,160
Federal National Mortgage Assoc.	3.000	01/01/27	78	76,171
Federal National Mortgage Assoc.	3.000	08/01/28	232	225,924
Federal National Mortgage Assoc.	3.000	02/01/31	200	194,025
Federal National Mortgage Assoc.	3.000	11/01/36	136	128,583
Federal National Mortgage Assoc.	3.000	12/01/42	733	671,677
Federal National Mortgage Assoc.	3.000	02/01/43	328	301,123
Federal National Mortgage Assoc.	3.000	03/01/43	276	252,764
Federal National Mortgage Assoc.	3.000	04/01/43	299	273,815
Federal National Mortgage Assoc.	3.000	06/01/43	134	123,003
Federal National Mortgage Assoc.	3.000	06/01/43	263	241,214
Federal National Mortgage Assoc.	3.000	07/01/43	897	822,368
Federal National Mortgage Assoc.	3.000	09/01/46	719	653,462
Federal National Mortgage Assoc.	3.000	11/01/46	853	777,253
Federal National Mortgage Assoc.	3.000	11/01/46	913	825,967
Federal National Mortgage Assoc.	3.000	01/01/47	108	98,356
Federal National Mortgage Assoc.	3.000	04/01/47	1,863	1,693,139
Federal National Mortgage Assoc.	3.000	12/01/49	254	229,067
Federal National Mortgage Assoc.	3.000	12/01/49	553	497,505
Federal National Mortgage Assoc.	3.000	01/01/50	41	37,303
Federal National Mortgage Assoc.	3.000	06/01/50	232	209,019
Federal National Mortgage Assoc.	3.000	04/01/52	848	764,500
Federal National Mortgage Assoc.	3.000	05/01/52	3,016	2,723,421

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%	12/01/30	25	$24,390
Federal National Mortgage Assoc.	3.500	11/01/32	791	775,931
Federal National Mortgage Assoc.	3.500	02/01/33	43	42,452
Federal National Mortgage Assoc.	3.500	05/01/33	71	69,759
Federal National Mortgage Assoc.	3.500	10/01/41	681	642,084
Federal National Mortgage Assoc.	3.500	12/01/41	191	180,332
Federal National Mortgage Assoc.	3.500	03/01/42	232	219,081
Federal National Mortgage Assoc.	3.500	05/01/42	840	791,228
Federal National Mortgage Assoc.	3.500	07/01/42	289	271,704
Federal National Mortgage Assoc.	3.500	12/01/42	667	627,335
Federal National Mortgage Assoc.	3.500	03/01/43	231	217,587
Federal National Mortgage Assoc.	3.500	06/01/45	1,418	1,326,589
Federal National Mortgage Assoc.	3.500	01/01/46	383	358,042
Federal National Mortgage Assoc.	3.500	12/01/46	717	669,346
Federal National Mortgage Assoc.	3.500	04/01/48	1,137	1,060,478
Federal National Mortgage Assoc.	3.500	11/01/48	757	706,035
Federal National Mortgage Assoc.	4.000	09/01/40	354	345,748
Federal National Mortgage Assoc.	4.000	01/01/41	442	432,088
Federal National Mortgage Assoc.	4.000	09/01/44	294	284,097
Federal National Mortgage Assoc.	4.000	06/01/47	1,053	1,008,519
Federal National Mortgage Assoc.	4.000	06/01/47	1,101	1,055,954
Federal National Mortgage Assoc.	4.000	08/01/47	227	217,339
Federal National Mortgage Assoc.	4.000	09/01/47	1,343	1,290,367
Federal National Mortgage Assoc.	4.000	10/01/47	670	641,952
Federal National Mortgage Assoc.	4.000	11/01/47	767	735,141
Federal National Mortgage Assoc.	4.336(s)	03/17/31	530	395,546
Federal National Mortgage Assoc.	4.500	04/01/41	335	334,870
Federal National Mortgage Assoc.	4.500	05/01/41	266	266,383
Federal National Mortgage Assoc.	4.500	01/01/45	96	95,713
Federal National Mortgage Assoc.	4.500	12/01/47	671	660,490
Federal National Mortgage Assoc.	4.500	06/01/48	138	136,159
Federal National Mortgage Assoc.	4.500	10/01/48	527	519,991
Federal National Mortgage Assoc.	4.500	06/01/52	963	937,847
Federal National Mortgage Assoc.	5.000	12/01/31	44	44,120
Federal National Mortgage Assoc.	5.000	03/01/34	125	126,886
Federal National Mortgage Assoc.	5.000	07/01/35	52	52,739
Federal National Mortgage Assoc.	5.000	09/01/35	39	39,706
Federal National Mortgage Assoc.	5.000	11/01/35	43	44,274
Federal National Mortgage Assoc.	5.000	05/01/36	19	19,578
Federal National Mortgage Assoc.	5.000	07/01/52	2,815	2,798,762
Federal National Mortgage Assoc.	5.500	02/01/34	116	118,826
Federal National Mortgage Assoc.	5.500	09/01/34	207	212,706

See Notes to Financial Statements.

PGIM Government Income Fund 63

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.500%	02/01/35	184		$189,657
Federal National Mortgage Assoc.	5.500	06/01/35	46		47,123
Federal National Mortgage Assoc.	5.500	06/01/35	75		76,527
Federal National Mortgage Assoc.	5.500	09/01/35	61		61,025
Federal National Mortgage Assoc.	5.500	09/01/35	139		142,946
Federal National Mortgage Assoc.	5.500	10/01/35	135		138,362
Federal National Mortgage Assoc.	5.500	11/01/35	63		64,677
Federal National Mortgage Assoc.	5.500	11/01/35	88		91,100
Federal National Mortgage Assoc.	5.500	11/01/36	3		3,413
Federal National Mortgage Assoc.	5.500	10/01/52	422		425,527
Federal National Mortgage Assoc.	6.000	09/01/33	—(r	)	363
Federal National Mortgage Assoc.	6.000	11/01/33	—(r	)	48
Federal National Mortgage Assoc.	6.000	02/01/34	—(r	)	61
Federal National Mortgage Assoc.	6.000	06/01/34	—(r	)	51
Federal National Mortgage Assoc.	6.000	09/01/34	—(r	)	59
Federal National Mortgage Assoc.	6.000	09/01/34	5		5,337
Federal National Mortgage Assoc.	6.000	09/01/34	10		10,112
Federal National Mortgage Assoc.	6.000	11/01/34	3		3,116
Federal National Mortgage Assoc.	6.000	11/01/34	21		22,088
Federal National Mortgage Assoc.	6.000	02/01/35	—(r	)	63
Federal National Mortgage Assoc.	6.000	03/01/35	3		3,424
Federal National Mortgage Assoc.	6.000	04/01/35	—(r	)	291
Federal National Mortgage Assoc.	6.000	12/01/35	51		51,952
Federal National Mortgage Assoc.	6.000	01/01/36	131		135,998
Federal National Mortgage Assoc.	6.000	05/01/36	36		37,485
Federal National Mortgage Assoc.	6.000	05/01/36	209		217,421
Federal National Mortgage Assoc.	6.500	07/01/32	182		187,331
Federal National Mortgage Assoc.	6.500	08/01/32	65		67,187
Federal National Mortgage Assoc.	6.500	09/01/32	21		21,558
Federal National Mortgage Assoc.	6.500	10/01/32	35		36,172
Federal National Mortgage Assoc.	6.500	10/01/32	185		189,993
Federal National Mortgage Assoc.	6.500	10/01/37	146		153,367
Federal National Mortgage Assoc.	7.000	12/01/31	61		62,835
Federal National Mortgage Assoc.	7.000	09/01/33	50		51,543
Federal National Mortgage Assoc.	7.000	11/01/33	52		53,641
Federal National Mortgage Assoc.	9.000	04/01/25	—(r	)	34
Federal National Mortgage Assoc.	9.500	01/01/25	—(r	)	72
Freddie Mac Coupon Strips	5.245(s)	03/15/31	505		374,873
Freddie Mac Strips	5.389(s)	07/15/32	565		406,846
Government National Mortgage Assoc.	2.000	10/20/51	2,060		1,734,612
Government National Mortgage Assoc.	2.500	12/20/46	151		134,626
Government National Mortgage Assoc.	2.500	08/20/51	2,008		1,755,176

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	3.000%	03/15/45	484	$441,623
Government National Mortgage Assoc.	3.000	07/20/45	1,130	1,040,612
Government National Mortgage Assoc.	3.000	07/20/46	546	500,611
Government National Mortgage Assoc.	3.000	08/20/46	1,022	938,380
Government National Mortgage Assoc.	3.000	10/20/46	82	75,395
Government National Mortgage Assoc.	3.000	02/20/47	1,543	1,415,297
Government National Mortgage Assoc.	3.000	05/20/47	290	266,089
Government National Mortgage Assoc.	3.000	12/20/47	103	94,163
Government National Mortgage Assoc.	3.000	04/20/49	422	385,937
Government National Mortgage Assoc.	3.000	09/20/51	894	809,642
Government National Mortgage Assoc.	3.500	04/20/42	117	111,648
Government National Mortgage Assoc.	3.500	01/20/43	730	694,032
Government National Mortgage Assoc.	3.500	04/20/43	323	307,332
Government National Mortgage Assoc.	3.500	03/20/45	427	403,855
Government National Mortgage Assoc.	3.500	04/20/45	229	216,819
Government National Mortgage Assoc.	3.500	07/20/46	830	783,220
Government National Mortgage Assoc.	3.500	03/20/47	78	73,738
Government National Mortgage Assoc.	3.500	07/20/47	475	446,669
Government National Mortgage Assoc.	3.500	02/20/48	1,033	972,168
Government National Mortgage Assoc.	3.500	11/20/48	271	255,365
Government National Mortgage Assoc.	3.500	01/20/49	236	222,358
Government National Mortgage Assoc.	3.500	05/20/49	378	355,206
Government National Mortgage Assoc.	4.000	02/20/41	153	150,588
Government National Mortgage Assoc.	4.000	06/20/44	305	296,090
Government National Mortgage Assoc.	4.000	08/20/44	93	90,772
Government National Mortgage Assoc.	4.000	11/20/45	179	174,152
Government National Mortgage Assoc.	4.000	11/20/46	165	160,352
Government National Mortgage Assoc.	4.000	02/20/47	143	139,011
Government National Mortgage Assoc.	4.000	10/20/47	151	146,221
Government National Mortgage Assoc.	4.000	12/20/47	109	105,786
Government National Mortgage Assoc.	4.000	07/20/48	319	308,054
Government National Mortgage Assoc.	4.000	02/20/49	370	356,667
Government National Mortgage Assoc.	4.000	03/20/49	614	592,455
Government National Mortgage Assoc.	4.500	02/20/40	94	94,468
Government National Mortgage Assoc.	4.500	01/20/41	58	58,523
Government National Mortgage Assoc.	4.500	02/20/41	275	275,814
Government National Mortgage Assoc.	4.500	03/20/41	138	138,750
Government National Mortgage Assoc.	4.500	06/20/44	206	205,642
Government National Mortgage Assoc.	4.500	02/20/46	17	17,004
Government National Mortgage Assoc.	4.500	03/20/46	88	87,402
Government National Mortgage Assoc.	4.500	03/20/47	398	396,277
Government National Mortgage Assoc.	4.500	08/20/47	72	71,109

See Notes to Financial Statements.

PGIM Government Income Fund 65

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	4.500%	01/20/48	55		$54,128
Government National Mortgage Assoc.	4.500	02/20/48	330		327,778
Government National Mortgage Assoc.	4.500	05/20/52	1,828		1,793,417
Government National Mortgage Assoc.	5.000	07/15/33	172		176,043
Government National Mortgage Assoc.	5.000	09/15/33	263		264,634
Government National Mortgage Assoc.	5.000	04/15/34	12		12,746
Government National Mortgage Assoc.	5.500	02/15/34	126		131,631
Government National Mortgage Assoc.	5.500	02/15/36	72		74,295
Government National Mortgage Assoc.	8.500	04/15/25	—(r	)	301
Resolution Funding Corp. Interest Strips, Bonds	4.330(s)	01/15/29	985		826,953
Resolution Funding Corp. Interest Strips, Bonds	4.333(s)	07/15/28	645		551,088
Resolution Funding Corp. Interest Strips, Bonds	4.343(s)	01/15/28	710		618,088
Resolution Funding Corp. Interest Strips	2.776(s)	01/15/30	630		506,358
Resolution Funding Corp. Interest Strips	3.584(s)	04/15/30	1,175		928,215
Resolution Funding Corp. Principal Strips	4.247(s)	04/15/30	4,835		3,856,355
Resolution Funding Corp. Principal Strips	4.273(s)	01/15/30	10,230		8,226,625
Tennessee Valley Authority,Sr. Unsec’d. Notes	0.750	05/15/25	1,485		1,445,361
Tennessee Valley Authority,Sr. Unsec’d. Notes	1.500	09/15/31	885		745,539
Tennessee Valley Authority,Sr. Unsec’d. Notes	4.375	08/01/34	225		226,584
Tennessee Valley Authority,Sr. Unsec’d. Notes	5.880	04/01/36	170		193,750
Tennessee Valley Authority,Sr. Unsec’d. Notes, Series E	6.750	11/01/25	1,300		1,334,563

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $171,211,608)					158,398,458

U.S. TREASURY OBLIGATIONS 21.0%
U.S. Treasury Bonds	2.250	05/15/41	1,325		1,006,793
U.S. Treasury Bonds(k)	3.000	11/15/44	4,565		3,741,873
U.S. Treasury Bonds	3.000	02/15/49	3,090		2,458,481
U.S. Treasury Bonds	3.375	11/15/48	4,610		3,928,584
U.S. Treasury Bonds	3.875	05/15/43	665		627,802
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	04/15/29	3,377		3,440,133
U.S. Treasury Notes	3.875	08/15/34	155		154,395
U.S. Treasury Strips Coupon	1.677(s)	02/15/43	9,880		4,263,452
U.S. Treasury Strips Coupon	2.010(s)	08/15/30	1,409		1,118,449
U.S. Treasury Strips Coupon	2.353(s)	11/15/40	3,105		1,516,598
U.S. Treasury Strips Coupon	2.472(s)	08/15/40	2,420		1,197,238
U.S. Treasury Strips Coupon	3.024(s)	02/15/39	1,740		934,502
U.S. Treasury Strips Coupon	3.301(s)	02/15/46	5,395		2,037,666
U.S. Treasury Strips Coupon	3.490(s)	02/15/42	7,070		3,223,478
U.S. Treasury Strips Coupon	3.815(s)	02/15/41	2,650		1,281,006
U.S. Treasury Strips Coupon	3.903(s)	11/15/42	2,220		972,204

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	4.350%(s)	08/15/41	8,735	$4,105,791
U.S. Treasury Strips Coupon	4.406(s)	08/15/43	4,340	1,835,515
U.S. Treasury Strips Coupon	4.461(s)	05/15/44	3,835	1,563,212
U.S. Treasury Strips Coupon	4.546(s)	11/15/41	3,095	1,431,438
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	60	20,048
U.S. Treasury Strips Coupon	4.800(s)	05/15/42	115	51,719
U.S. Treasury Strips Coupon	4.920(s)	08/15/48	225	76,105
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	180	59,611
U.S. Treasury Strips Coupon	5.335(s)	02/15/40	13,970	7,117,060
U.S. Treasury Strips Coupon(k)	5.346(s)	05/15/40	20,030	10,078,376

TOTAL U.S. TREASURY OBLIGATIONS (cost $62,738,393)				58,241,529

TOTAL LONG-TERM INVESTMENTS (cost $293,696,841)				274,980,066

			Shares

SHORT-TERM INVESTMENT 0.6%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.562%) (cost $1,692,817)(wb)			1,692,817	1,692,817

TOTAL INVESTMENTS 99.7% (cost $295,389,658)				276,672,883
Other assets in excess of liabilities(z) 0.3%				713,851

NET ASSETS 100.0%				$277,386,734

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Government Income Fund 67

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc.	3.000%	TBA	09/16/24	$(5,000)	$(4,435,257)
Federal National Mortgage Assoc.	4.000%	TBA	10/15/24	(1,500)	(1,424,290)
Government National Mortgage Assoc.	4.500%	TBA	09/23/24	(1,000)	(979,570)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $6,846,446)					$(6,839,117)

Futures contracts outstanding at August 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
35	3 Month CME SOFR	Sep. 2024	$8,279,906	$(60,658)
231	2 Year U.S. Treasury Notes	Dec. 2024	47,943,328	(14,261)
136	5 Year U.S. Treasury Notes	Dec. 2024	14,878,188	(21,879)
97	10 Year U.S. Ultra Treasury Notes	Dec. 2024	11,391,438	(82,625)
63	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	8,312,063	(120,261)

				(299,684)

Short Positions:
40	10 Year U.S. Treasury Notes	Dec. 2024	4,542,500	25,513
562	20 Year U.S. Treasury Bonds	Dec. 2024	69,196,250	893,757
25	30 Year UMBS TBA – 3.0% Coupon	Oct. 2024	2,221,680	6,316
30	30 Year UMBS TBA – 3.5% Coupon	Oct. 2024	2,765,859	3,595
5	30 Year UMBS TBA – 4.0% Coupon	Oct. 2024	475,117	2,201

				931,382

				$631,698

Interest rate swap agreements outstanding at August 31, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at August 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
5,936	03/08/25	4.946	%(A)	1 Day SOFR(2)(A)/ 5.320%	$—	$(9,424)	$(9,424)
7,632	03/09/25	5.110	%(A)	1 Day SOFR(2)(A)/ 5.320%	—	532	532
7,835	08/31/25	4.805	%(A)	1 Day SOFR(1)(A)/ 5.320%	—	11,643	11,643

					$—	$2,751	$2,751

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Total return swap agreement outstanding at August 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreement:
U.S. Treasury Bond(T)	1 Day USOIS +20 bps(T)/ 5.530%	JPM	01/07/25	5,350	$345,126	$—	$345,126

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$345,126	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$2,144,969

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Government Income Fund 69

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

The following is a summary of the inputs used as of August 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$22,191,376	$—
Commercial Mortgage-Backed Securities	—	35,236,866	—
Corporate Bond	—	911,837	—
U.S. Government Agency Obligations	—	158,398,458	—
U.S. Treasury Obligations	—	58,241,529	—
Short-Term Investment
Affiliated Mutual Fund	1,692,817	—	—

Total	$1,692,817	$274,980,066	$—

Other Financial Instruments*
Assets
Futures Contracts	$931,382	$—	$—
Centrally Cleared Interest Rate Swap Agreements	—	12,175	—
OTC Total Return Swap Agreement	—	345,126	—

Total	$931,382	$357,301	$—

Liabilities
Forward Commitment Contracts	$—	$(6,839,117)	$—
Futures Contracts	(299,684)	—	—
Centrally Cleared Interest Rate Swap Agreement	—	(9,424)	—

Total	$(299,684)	$(6,848,541)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2024 were as follows:

U.S. Government Agency Obligations	57.1%
U.S. Treasury Obligations	21.0
Commercial Mortgage-Backed Securities	12.7
Collateralized Loan Obligations	8.0
Affiliated Mutual Fund	0.6

Diversified Financial Services	0.3%

99.7
Other assets in excess of liabilities	0.3

100.0%

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$931,382	*	Due from/to broker-variation margin futures	$299,684	*
Interest rate contracts	Due from/to broker-variation margin swaps	12,175	*	Due from/to broker-variation margin swaps	9,424	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	345,126		—	—

		$1,288,683			$309,108

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$(2,947,758)	$(622,844)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$1,751,774	$690,132

See Notes to Financial Statements.

PGIM Government Income Fund 71

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

For the six months ended August 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$121,015,436
Futures Contracts - Short Positions (1)	97,001,915
Interest Rate Swap Agreements (1)	31,533,000
Total Return Swap Agreements (1)	6,646,667

*	Average volume is based on average quarter end balances for the six months ended August 31, 2024.
(1)	Notional Amount in USD.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

JPM	$345,126	$—	$345,126	$(345,126)	$—

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Government Income Fund

Statement of Assets & Liabilities (unaudited)

as of August 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $293,696,841)	$274,980,066
Affiliated investments (cost $1,692,817)	1,692,817
Receivable for investments sold	8,938,117
Dividends and interest receivable	832,698
Unrealized appreciation on OTC swap agreements	345,126
Due from broker—variation margin futures	226,023
Receivable for Fund shares sold	222,251
Due from broker—variation margin swaps	13,886
Prepaid expenses and other assets	500

Total Assets	287,251,484

Liabilities

Forward commitment contracts, at value (proceeds receivable $6,846,446)	6,839,117
Payable for investments purchased	2,153,991
Payable for Fund shares purchased	428,526
Accrued expenses and other liabilities	238,455
Management fee payable	82,483
Dividends payable	62,885
Distribution fee payable	36,176
Affiliated transfer agent fee payable	19,893
Directors’ fees payable	3,224

Total Liabilities	9,864,750

Net Assets	$277,386,734

Net assets were comprised of:
Common stock, at par	$346
Paid-in capital in excess of par	379,822,561
Total distributable earnings (loss)	(102,436,173)

Net assets, August 31, 2024	$277,386,734

See Notes to Financial Statements.

PGIM Government Income Fund 73

PGIM Government Income Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of August 31, 2024

Class A

Net asset value and redemption price per share, ($144,948,089 ÷ 18,083,790 shares of common stock issued and outstanding)	$8.02
Maximum sales charge (3.25% of offering price)	0.27

Maximum offering price to public	$8.29

Class C

Net asset value, offering price and redemption price per share, ($3,254,610 ÷ 404,967 shares of common stock issued and outstanding)	$8.04

Class R

Net asset value, offering price and redemption price per share, ($5,232,753 ÷ 651,731 shares of common stock issued and outstanding)	$8.03

Class Z

Net asset value, offering price and redemption price per share, ($65,211,898 ÷ 8,149,679 shares of common stock issued and outstanding)	$8.00

Class R6

Net asset value, offering price and redemption price per share, ($58,739,384 ÷ 7,347,310 shares of common stock issued and outstanding)	$7.99

See Notes to Financial Statements.

PGIM Government Income Fund

Statement of Operations (unaudited)

Six Months Ended August 31, 2024

Net Investment Income (Loss)

Income
Interest income	$6,350,099
Affiliated dividend income	63,078

Total income	6,413,177

Expenses
Management fee	736,368
Distribution fee(a)	222,502
Transfer agent’s fees and expenses (including affiliated expense of $59,106)(a)	304,915
Registration fees(a)	42,182
Custodian and accounting fees	30,011
Shareholders’ reports	28,999
Professional fees	20,655
Audit fee	19,864
Directors’ fees	7,268
Miscellaneous	20,269

Total expenses	1,433,033
Less: Fee waiver and/or expense reimbursement(a)	(230,046)
Distribution fee waiver(a)	(7,891)

Net expenses	1,195,096

Net investment income (loss)	5,218,081

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(14,536,932)
Futures transactions	(2,947,758)
Swap agreement transactions	(622,844)

(18,107,534)

Net change in unrealized appreciation (depreciation) on:
Investments	24,062,420
Futures	1,751,774
Swap agreements	690,132
Foreign currencies	(1)

26,504,325

Net gain (loss) on investment and foreign currency transactions	8,396,791

Net Increase (Decrease) In Net Assets Resulting From Operations	$13,614,872

See Notes to Financial Statements.

PGIM Government Income Fund 75

PGIM Government Income Fund

Statement of Operations (unaudited) (continued)

Six Months Ended August 31, 2024

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	181,901	16,928	23,673	—	—
Transfer agent’s fees and expenses	207,312	5,249	5,952	84,528	1,874
Registration fees	10,852	5,443	2,830	13,869	9,188
Fee waiver and/or expense reimbursement	(58,042)	(1,350)	(2,518)	(132,376)	(35,760)
Distribution fee waiver	—	—	(7,891)	—	—

See Notes to Financial Statements.

PGIM Government Income Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2024	Year Ended February 29, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$5,218,081	$14,644,643
Net realized gain (loss) on investment transactions	(18,107,534)	(39,380,882)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	26,504,325	29,889,298

Net increase (decrease) in net assets resulting from operations	13,614,872	5,153,059

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,381,026)	(5,325,979)
Class C	(37,104)	(84,766)
Class R	(96,161)	(187,944)
Class Z	(1,840,771)	(7,330,778)
Class R6	(1,184,410)	(2,864,489)

	(5,539,472)	(15,793,956)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	20,185,580	138,535,893
Net asset value of shares issued in reinvestment of dividends and distributions	5,162,676	14,733,326
Cost of shares purchased	(90,311,301)	(338,190,696)

Net increase (decrease) in net assets from Fund share transactions	(64,963,045)	(184,921,477)

Total increase (decrease)	(56,887,645)	(195,562,374)

Net Assets:
Beginning of period	334,274,379	529,836,753

End of period	$277,386,734	$334,274,379

See Notes to Financial Statements.

PGIM Government Income Fund 77

PGIM Government Income Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2024		2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.80		$7.90	$9.08	$9.86	$10.01	$9.33
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.22	0.15	0.07	0.06	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.23		(0.07)	(1.14)	(0.53)	(0.05)	0.72
Total from investment operations	0.35		0.15	(0.99)	(0.46)	0.01	0.88
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.25)	(0.19)	(0.16)	(0.16)	(0.20)
Distributions from net realized gains	-		-	-	(0.16)	-	-
Total dividends and distributions	(0.13)		(0.25)	(0.19)	(0.32)	(0.16)	(0.20)
Net asset value, end of period	$8.02		$7.80	$7.90	$9.08	$9.86	$10.01
Total Return(b):	4.40%		1.88%	(10.90)%	(4.72)%	0.08%	9.48%

Ratios/Supplemental Data:
Net assets, end of period (000)	$144,948		$146,542	$185,497	$217,848	$268,126	$258,869
Average net assets (000)	$144,334		$170,802	$188,326	$244,663	$357,068	$255,449
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.02	%(d)	1.06%	1.08%	0.98%	0.95%	1.05%
Expenses before waivers and/or expense reimbursement	1.10	%(d)	1.11%	1.13%	1.02%	1.00%	1.05%
Net investment income (loss)	3.07	%(d)	2.87%	1.84%	0.74%	0.56%	1.67%
Portfolio turnover rate(e)(f)	52%		111%	197%	143%	232%	119%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2024		2024	2023	2022		2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.82		$7.92	$9.10	$9.88		$10.04		$9.35
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.16	0.06	(0.01	)(b)	(0.02	)(b)	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.23		(0.08)	(1.13)	(0.53)		(0.05)		0.73
Total from investment operations	0.31		0.08	(1.07)	(0.54)		(0.07)		0.81
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.18)	(0.11)	(0.08)		(0.09)		(0.12)
Distributions from net realized gains	-		-	-	(0.16)		-		-
Total dividends and distributions	(0.09)		(0.18)	(0.11)	(0.24)		(0.09)		(0.12)
Net asset value, end of period	$8.04		$7.82	$7.92	$9.10		$9.88		$10.04
Total Return(c):	3.95%		0.97%	(11.79)%	(5.50)%		(0.75)%		8.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,255		$3,622	$3,554	$6,098		$12,166		$7,768
Average net assets (000)	$3,358		$3,805	$4,311	$8,379		$13,921		$7,755
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.10	%(e)	1.95%	2.11%	1.81%		1.69%		1.88%
Expenses before waivers and/or expense reimbursement	2.18	%(e)	2.00%	2.16%	1.85%		1.74%		1.88%
Net investment income (loss)	1.99	%(e)	1.98%	0.78%	(0.09)%		(0.20)%		0.85%
Portfolio turnover rate(f)(g)	52%		111%	197%	143%		232%		119%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund 79

PGIM Government Income Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2024		2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.82		$7.91	$9.09	$9.87	$10.03	$9.34
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.21	0.13	0.04	0.03	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.22		(0.07)	(1.14)	(0.52)	(0.06)	0.73
Total from investment operations	0.33		0.14	(1.01)	(0.48)	(0.03)	0.86
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.23)	(0.17)	(0.14)	(0.13)	(0.17)
Distributions from net realized gains	-		-	-	(0.16)	-	-
Total dividends and distributions	(0.12)		(0.23)	(0.17)	(0.30)	(0.13)	(0.17)
Net asset value, end of period	$8.03		$7.82	$7.91	$9.09	$9.87	$10.03
Total Return(b):	4.27%		1.80%	(11.12)%	(5.01)%	(0.30)%	9.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,233		$6,504	$6,586	$8,465	$11,915	$11,346
Average net assets (000)	$6,261		$6,416	$7,218	$10,282	$12,173	$11,439
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.25	%(d)	1.25%	1.35%	1.28%	1.24%	1.35%
Expenses before waivers and/or expense reimbursement	1.58	%(d)	1.55%	1.65%	1.57%	1.54%	1.60%
Net investment income (loss)	2.84	%(d)	2.68%	1.56%	0.44%	0.29%	1.38%
Portfolio turnover rate(e)(f)	52%		111%	197%	143%	232%	119%

(a)	Calculated based on average shares outstanding during the period.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.

(d)	Annualized.

(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2024		2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.79		$7.89	$9.06	$9.84	$9.99	$9.31
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.27	0.21	0.12	0.10	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.22		(0.08)	(1.14)	(0.53)	(0.04)	0.71
Total from investment operations	0.36		0.19	(0.93)	(0.41)	0.06	0.91
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.29)	(0.24)	(0.21)	(0.21)	(0.23)
Distributions from net realized gains	-		-	-	(0.16)	-	-
Total dividends and distributions	(0.15)		(0.29)	(0.24)	(0.37)	(0.21)	(0.23)
Net asset value, end of period	$8.00		$7.79	$7.89	$9.06	$9.84	$9.99
Total Return(b):	4.68%		2.45%	(10.27)%	(4.26)%	0.55%	9.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$65,212		$112,247	$250,587	$128,655	$233,898	$98,625
Average net assets (000)	$95,423		$199,984	$179,454	$163,472	$272,278	$82,582
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.48	%(d)	0.48%	0.48%	0.48%	0.48%	0.65%
Expenses before waivers and/or expense reimbursement	0.76	%(d)	0.66%	0.64%	0.61%	0.66%	0.72%
Net investment income (loss)	3.62	%(d)	3.42%	2.53%	1.23%	1.00%	2.06%
Portfolio turnover rate(e)(f)	52%		111%	197%	143%	232%	119%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund 81

PGIM Government Income Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2024		2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.78		$7.88	$9.05	$9.83	$9.98	$9.30
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.27	0.20	0.12	0.10	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.22		(0.08)	(1.13)	(0.53)	(0.04)	0.71
Total from investment operations	0.36		0.19	(0.93)	(0.41)	0.06	0.92
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.29)	(0.24)	(0.21)	(0.21)	(0.24)
Distributions from net realized gains	-		-	-	(0.16)	-	-
Total dividends and distributions	(0.15)		(0.29)	(0.24)	(0.37)	(0.21)	(0.24)
Net asset value, end of period	$7.99		$7.78	$7.88	$9.05	$9.83	$9.98
Total Return(b):	4.69%		2.46%	(10.28)%	(4.26)%	0.46%	10.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$58,739		$65,360	$83,613	$94,271	$113,817	$70,584
Average net assets (000)	$61,417		$77,396	$82,904	$106,410	$103,539	$59,164
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.47	%(d)	0.47%	0.47%	0.47%	0.47%	0.57%
Expenses before waivers and/or expense reimbursement	0.59	%(d)	0.55%	0.56%	0.54%	0.54%	0.59%
Net investment income (loss)	3.62	%(d)	3.45%	2.45%	1.25%	1.02%	2.14%
Portfolio turnover rate(e)(f)	52%		111%	197%	143%	232%	119%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 14 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM Floating Rate Income Fund and Government Income Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for the purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Floating Rate Income Fund (“Floating Rate Income”)	to maximize current income. The secondary objective is to seek capital appreciation when consistent with the Fund’s primary objective.
PGIM Government Income Fund (“Government Income”)	to seek high current return.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers,

Notes to Financial Statements (unaudited) (continued)

and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how each Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in

Notes to Financial Statements (unaudited) (continued)

which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions. The cash amounts pledged for futures contracts are considered restricted cash and are included in “Due to broker-variation margin futures” in the Statement of Assets and Liabilities.

Certain Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared

Notes to Financial Statements (unaudited) (continued)

swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments. The cash amounts pledged for swaps contracts are considered restricted cash and are included in “Deposit with broker for centrally cleared/exchange-traded derivatives” in the Statement of Assets and Liabilities.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Funds used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Funds entered into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Funds’ favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Floating Rate Income Fund invested at least 80% of its investable assets in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. Most bank loans are senior in rank (“senior loans”) in the event of bankruptcy to most other securities of the issuer, such as common stock or publicly-issued bonds. Bank loans are often secured by specific collateral of the issuer so that holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning

Notes to Financial Statements (unaudited) (continued)

lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Funds. In addition, loans trade in an over-the counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods.

Reverse Repurchase Agreements: The Floating Rate Income Fund enters reverse repurchase agreements with qualified third-party broker-dealers in which the Fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. The Fund receives securities and/or cash as collateral with a market value in-excess of the repurchase price to be paid by the Fund upon the maturity of the transaction. During the term of the agreement, the Fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Due to the short-term nature of reverse repurchase agreements, face value approximates fair value. Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities. Interest payments made by the Fund to the counterparties are recorded as a component of interest expense in the Statement of Operations.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of each Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of each Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by each Fund is segregated by each Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by each Fund and the applicable counterparty. Collateral requirements are determined based on each Fund’s net position with each counterparty. Termination events applicable to each Fund may occur upon a decline in each Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of each Fund’s counterparties to elect early termination could impact each Fund’s future derivative activity.

Notes to Financial Statements (unaudited) (continued)

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: Certain Funds held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Funds until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Funds invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Funds purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds has the right to repurchase the securities in the open market using the collateral.

The Funds recognizes income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such

Notes to Financial Statements (unaudited) (continued)

class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of each subadviser’s performance of such services, and for rendering administrative services with respect to each Fund.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to each Fund through its business unit PGIM Fixed Income and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended August 31, 2024, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Floating Rate Income	0.65% on average daily net assets up to and including $5 billion; 0.625% on average daily net assets exceeding $5 billion.	0.65%
Government Income	0.470% on average daily net assets up to $1 billion; 0.420% on average daily net assets from $1 billion to $2 billion; 0.320% on average daily net assets from $2 billion to $3 billion; 0.270% on average daily net assets over $3 billion.	0.47

The Manager has contractually agreed, through June 30, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees, to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Floating Rate Income - Class A	0.95%
Floating Rate Income - Class C	1.70
Floating Rate Income - Class Z	0.70
Floating Rate Income - Class R6	0.65
Government Income - Class A	—
Government Income - Class C	—
Government Income - Class R	—
Government Income - Class Z	0.48
Government Income - Class R6	0.47

Notes to Financial Statements (unaudited) (continued)

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through June 30, 2025 to limit such fees on certain classes of the Government Income Fund based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

Each Fund’s annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee
Floating Rate Income - Class A	0.25%	0.25%
Floating Rate Income - Class C	1.00	1.00
Floating Rate Income - Class Z	N/A	N/A
Floating Rate Income - Class R6	N/A	N/A
Government Income - Class A	0.25	0.25
Government Income - Class C	1.00	1.00
Government Income - Class R	0.75	0.50
Government Income - Class Z	N/A	N/A
Government Income - Class R6	N/A	N/A

For the reporting period ended August 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Floating Rate Income - Class A	$63,070	$9,830
Floating Rate Income - Class C	—	4,694
Government Income - Class A	18,214	166
Government Income - Class C	—	100

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended August 31, 2024, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Floating Rate Income	$1,065,095,254	$960,727,573
Government Income	102,929,099	145,368,719

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended August 31, 2024, is presented as follows:

Notes to Financial Statements (unaudited) (continued)

Floating Rate Income:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM Active High Yield Bond ETF(1)

$ —	$ 861,897	$ —	$20,353	$ —	$ 882,250	25,000	$ 12,192

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.562%)(1)(wa)

35,419,001	319,812,145	311,866,970	—	—	43,364,176	43,364,176	535,535

PGIM Institutional Money Market Fund (7-day effective yield 5.595%)(1)(b)(wa)

16,673,934	44,066,845	60,738,852	(1,230)	(697)	—	—	16,876	(2)

$52,092,935	$363,878,990	$372,605,822	$(1,230)	$(697)	$43,364,176		$552,411

$52,092,935	$364,740,887	$372,605,822	$19,123	$(697)	$44,246,426		$564,603

Government Income:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.562%)(1)(wb)

$2,425,135	$50,738,295	$51,470,613	$—	$—	$1,692,817	1,692,817	$63,078

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized depreciation as of August 31, 2024 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Floating Rate Income	$2,256,073,219	$42,508,235	$(139,676,647)	$(97,168,412)
Government Income	290,122,336	5,627,696	(24,936,691)	(19,308,995)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of February 29, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized

Floating Rate Income	$283,802,000	$—

Government Income	62,063,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 29, 2024 are subject to such review.

7.	Capital and Ownership

The Floating Rate Income Fund offers Class A, Class C, Class Z and Class R6 shares. The Government Income Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25% for the Floating Rate Income Fund and 3.25% for the Government Income Fund. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 5,750,000,000 shares of common stock, $0.00001 par value per share. The authorized shares of the Funds are currently classified and designated as

Notes to Financial Statements (unaudited) (continued)

follows:

Fund	Number of Shares

Floating Rate Income - Class A	150,000,000

Floating Rate Income - Class C	100,000,000

Floating Rate Income - Class Z	2,000,000,000

Floating Rate Income - Class R6	1,000,000,000

Government Income - Class A	230,000,000

Government Income - Class B	5,000,000

Government Income - Class C	495,000,000

Government Income - Class R	500,000,000

Government Income - Class Z	500,000,000

Government Income - Class T	270,000,000

Government Income - Class R6	500,000,000

The Funds currently do not have any Class B or Class T shares outstanding.

As of August 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Floating Rate Income–Class Z	49,875	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Floating Rate Income	—	—%

Government Income	—	—

Unaffiliated:

Floating Rate Income	6	74.1

Government Income	5	60.2

Transactions in shares of common stock were as follows:

Floating Rate Income:

Share Class	Shares	Amount

Class A
Six months ended August 31, 2024:

Shares sold	3,813,996	$34,679,873

Shares issued in reinvestment of dividends and distributions	909,759	8,278,904

Shares purchased	(3,939,261)	(35,838,169)

Net increase (decrease) in shares outstanding before conversion	784,494	7,120,608

Shares issued upon conversion from other share class(es)	390,593	3,553,024

Shares purchased upon conversion into other share class(es)	(270,099)	(2,454,434)

Net increase (decrease) in shares outstanding	904,988	$8,219,198

Year ended February 29, 2024:

Shares sold	8,314,896	$74,659,942

Shares issued in reinvestment of dividends and distributions	1,768,914	15,885,043

Shares purchased	(9,304,086)	(83,493,240)

Net increase (decrease) in shares outstanding before conversion	779,724	7,051,745

Shares issued upon conversion from other share class(es)	735,188	6,591,587

Shares purchased upon conversion into other share class(es)	(524,808)	(4,701,155)

Net increase (decrease) in shares outstanding	990,104	$8,942,177

Class C

Six months ended August 31, 2024:

Shares sold	547,490	$4,987,365

Shares issued in reinvestment of dividends and distributions	221,578	2,017,971

Shares purchased	(756,395)	(6,879,993)

Net increase (decrease) in shares outstanding before conversion	12,673	125,343

Shares purchased upon conversion into other share class(es)	(267,167)	(2,430,975)

Net increase (decrease) in shares outstanding	(254,494)	$(2,305,632)

Year ended February 29, 2024:

Shares sold	1,264,260	$11,361,003

Shares issued in reinvestment of dividends and distributions	490,706	4,406,751

Shares purchased	(2,491,857)	(22,314,005)

Net increase (decrease) in shares outstanding before conversion	(736,891)	(6,546,251)

Shares purchased upon conversion into other share class(es)	(425,682)	(3,819,670)

Net increase (decrease) in shares outstanding	(1,162,573)	$(10,365,921)

Notes to Financial Statements (unaudited) (continued)

Floating Rate Income (cont’d.):

Share Class	Shares	Amount

Class Z

Six months ended August 31, 2024:

Shares sold	38,789,986	$353,393,948

Shares issued in reinvestment of dividends and distributions	7,634,716	69,553,571

Shares purchased	(40,370,205)	(367,440,914)

Net increase (decrease) in shares outstanding before conversion	6,054,497	55,506,605

Shares issued upon conversion from other share class(es)	280,226	2,549,680

Shares purchased upon conversion into other share class(es)	(179,113)	(1,631,049)

Net increase (decrease) in shares outstanding	6,155,610	$56,425,236

Year ended February 29, 2024:

Shares sold	65,135,149	$585,895,333

Shares issued in reinvestment of dividends and distributions	16,051,718	144,180,446

Shares purchased	(143,083,136)	(1,277,412,597)

Net increase (decrease) in shares outstanding before conversion	(61,896,269)	(547,336,818)

Shares issued upon conversion from other share class(es)	732,134	6,557,433

Shares purchased upon conversion into other share class(es)	(1,322,616)	(11,849,732)

Net increase (decrease) in shares outstanding	(62,486,751)	$(552,629,117)

Class R6

Six months ended August 31, 2024:

Shares sold	1,926,751	$17,557,012

Shares issued in reinvestment of dividends and distributions	727,236	6,627,614

Shares purchased	(6,457,115)	(58,952,200)

Net increase (decrease) in shares outstanding before conversion	(3,803,128)	(34,767,574)

Shares issued upon conversion from other share class(es)	46,202	419,977

Shares purchased upon conversion into other share class(es)	(684)	(6,223)

Net increase (decrease) in shares outstanding	(3,757,610)	$(34,353,820)

Year ended February 29, 2024:

Shares sold	8,760,863	$79,100,563

Shares issued in reinvestment of dividends and distributions	1,911,747	17,162,370

Shares purchased	(20,832,111)	(186,601,411)

Net increase (decrease) in shares outstanding before conversion	(10,159,501)	(90,338,478)

Shares issued upon conversion from other share class(es)	925,337	8,286,812

Shares purchased upon conversion into other share class(es)	(119,554)	(1,065,275)

Net increase (decrease) in shares outstanding	(9,353,718)	$(83,116,941)

Government Income:

Share Class	Shares	Amount

Class A

Six months ended August 31, 2024:

Shares sold	604,776	$4,728,352

Shares issued in reinvestment of dividends and distributions	287,943	2,251,926

Shares purchased	(1,586,910)	(12,407,062)

Net increase (decrease) in shares outstanding before conversion	(694,191)	(5,426,784)

Shares issued upon conversion from other share class(es)	34,172	266,165

Shares purchased upon conversion into other share class(es)	(34,691)	(271,084)

Net increase (decrease) in shares outstanding	(694,710)	$(5,431,703)

Year ended February 29, 2024:

Shares sold	2,092,789	$16,456,529

Shares issued in reinvestment of dividends and distributions	606,196	4,744,361

Shares purchased	(7,366,723)	(56,576,939)

Net increase (decrease) in shares outstanding before conversion	(4,667,738)	(35,376,049)

Shares issued upon conversion from other share class(es)	63,531	500,603

Shares purchased upon conversion into other share class(es)	(98,040)	(769,598)

Net increase (decrease) in shares outstanding	(4,702,247)	$(35,645,044)

Class C

Six months ended August 31, 2024:

Shares sold	22,435	$177,649

Shares issued in reinvestment of dividends and distributions	4,703	36,864

Shares purchased	(56,172)	(438,615)

Net increase (decrease) in shares outstanding before conversion	(29,034)	(224,102)

Shares purchased upon conversion into other share class(es)	(28,854)	(227,407)

Net increase (decrease) in shares outstanding	(57,888)	$(451,509)

Year ended February 29, 2024:
Shares sold	175,000	$1,396,842

Shares issued in reinvestment of dividends and distributions	10,580	83,011

Shares purchased	(130,478)	(1,027,318)

Net increase (decrease) in shares outstanding before conversion	55,102	452,535

Shares purchased upon conversion into other share class(es)	(40,986)	(322,915)

Net increase (decrease) in shares outstanding	14,116	$129,620

Class R

Six months ended August 31, 2024:

Shares sold	47,434	$367,610

Shares issued in reinvestment of dividends and distributions	10,272	80,425

Shares purchased	(237,938)	(1,898,469)

Net increase (decrease) in shares outstanding	(180,232)	$(1,450,434)

Notes to Financial Statements (unaudited) (continued)

Government Income (cont’d.):

Share Class	Shares	Amount

Year ended February 29, 2024:

Shares sold	126,722	$995,171

Shares issued in reinvestment of dividends and distributions	20,457	160,416

Shares purchased	(147,424)	(1,160,834)

Net increase (decrease) in shares outstanding	(245)	$(5,247)

Class Z

Six months ended August 31, 2024:

Shares sold	1,369,164	$10,633,454

Shares issued in reinvestment of dividends and distributions	206,756	1,611,929

Shares purchased	(7,852,605)	(61,788,701)

Net increase (decrease) in shares outstanding before conversion	(6,276,685)	(49,543,318)

Shares issued upon conversion from other share class(es)	30,076	234,810

Shares purchased upon conversion into other share class(es)	(13,470)	(103,558)

Net increase (decrease) in shares outstanding	(6,260,079)	$(49,412,066)

Year ended February 29, 2024:

Shares sold	13,220,362	$104,238,443

Shares issued in reinvestment of dividends and distributions	879,580	6,883,849

Shares purchased	(31,514,217)	(243,910,667)

Net increase (decrease) in shares outstanding before conversion	(17,414,275)	(132,788,375)

Shares issued upon conversion from other share class(es)	79,533	624,979

Shares purchased upon conversion into other share class(es)	(32,073)	(253,948)

Net increase (decrease) in shares outstanding	(17,366,815)	$(132,417,344)

Class R6

Six months ended August 31, 2024:

Shares sold	547,884	$4,278,515

Shares issued in reinvestment of dividends and distributions	151,549	1,181,532

Shares purchased	(1,762,268)	(13,778,454)

Net increase (decrease) in shares outstanding before conversion	(1,062,835)	(8,318,407)

Shares issued upon conversion from other share class(es)	19,474	151,611

Shares purchased upon conversion into other share class(es)	(6,563)	(50,537)

Net increase (decrease) in shares outstanding	(1,049,924)	$(8,217,333)

Government Income (cont’d.):

Share Class	Shares	Amount

Year ended February 29, 2024:

Shares sold	1,964,322	$15,448,908

Shares issued in reinvestment of dividends and distributions	366,468	2,861,689

Shares purchased	(4,573,433)	(35,514,938)

Net increase (decrease) in shares outstanding before conversion	(2,242,643)	(17,204,341)

Shares issued upon conversion from other share class(es)	29,858	233,228

Shares purchased upon conversion into other share class(es)	(1,562)	(12,349)

Net increase (decrease) in shares outstanding	(2,214,347)	$(16,983,462)

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 – 9/26/2024

Total Commitment	Tranche A: $1,200,000,000 Tranche B: $125,000,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

*

Only PGIM Floating Rate Income Fund and one other fund are party to, and are allocated commitment fees related to, Tranche B of the SCA, in addition to Tranche A. The other Participating Funds are only party to Tranche A of the SCA.

Subsequent to the reporting period end, the SCA has been renewed and effective September 27, 2024 through September 25, 2025 will provide a commitment of $1,325,000,000, of which $1,200,000,000 (“Tranche A”) will be available for all Participating Funds, and of which $125,000,000 (“Tranche B”) will be solely available to the Floating Rate Income and one other fund (the “Floating Rate Funds”). The commitment fee allocated to the Participating Funds will continue to be 0.15% of the unused portion of the Tranche A SCA and the commitment fee allocated to the Floating Rate Funds will be 0.15% of the unused portion of the Tranche B SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain

Notes to Financial Statements (unaudited) (continued)

benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds utilized the SCA during the reporting period ended August 31, 2024. The average balance outstanding is for the number of days the Funds utilized the credit facility.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at August 31, 2024

Floating Rate Income	$7,625,731	6.42%	52	$30,693,000	$—

Government Income	241,000	6.41	3	241,000	—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Floating Rate Income	Government Income

Adjustable and Floating Rate Securities	X	–

Covenant-Life	X	–

Credit	X	X

Debt Obligations	X	X

Derivatives	X	X

Economic and Market Events	X	X

Emerging Markets	X	–

Floating Rate and Other Loans	X	–

Foreign Securities	X	–

Increase in Expenses	X	X

Interest Rate	X	X

Junk Bonds	X	–

Large Shareholder and Large Scale Redemption	X	X

Leverage	X	–

Liquidity	X	–

Loan Liquidity and Settlement	X	–

Management	X	–

Market Disruption and Geopolitical	X	X

Market	X	X

Risks	Floating Rate Income	Government Income
Mortgage-Backed and Asset-Backed Securities	–	X
Portfolio Turnover	X	X

U.S. Government and Agency Securities	–	X

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze

Notes to Financial Statements (unaudited) (continued)

and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an OTC market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly

Notes to Financial Statements (unaudited) (continued)

available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be elevated. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment return.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Loan Liquidity and Settlement Risk: The Fund’s investments in loans may subject it to additional illiquidity risks. Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time. During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed. Difficulty in selling a loan can result in a loss. Certain of the Fund’s assets may be invested in assets that are considerably less liquid than debt instruments traded on national exchanges. Market quotations for such assets may be volatile and/or subject to large spreads between bid and ask prices. Loans trade in an over-the-counter market, and confirmation and settlement may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market

Notes to Financial Statements (unaudited) (continued)

conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods stated in the Fund’s prospectus. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or borrow from banks.

The Fund may borrow to meet redemptions and may choose to keep such borrowings outstanding until loans or other portfolio transactions settle or for other extended periods. During the period when borrowings are outstanding, the Fund will incur interest expense. The Fund’s portfolio may also be subject to greater volatility during periods of borrowing, which can have an adverse impact on the Fund’s net asset value. The Fund will be required to maintain specified asset coverage by applicable federal securities laws and the terms of its credit facility with the lender with respect to its borrowings. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors cause the Fund to fail to meet its asset coverage requirements.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the

Notes to Financial Statements (unaudited) (continued)

Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Floating Rate Income Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Limited (“PGIML”) and PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML and PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify

[1]	PGIM Floating Rate Income Fund is a series of Prudential Investment Portfolios, Inc. 14.

PGIM Floating Rate Income Fund

Approval of Advisory Agreements (continued)

any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIML and PGIM Fixed Income, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIML and PGIM Fixed Income. The Board noted that PGIML and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

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The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIML and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of the PGIML and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIML’s, PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIML and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIML and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIML and PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Fixed Income under the management and subadvisory agreement.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared

PGIM Floating Rate Income Fund

Approval of Advisory Agreements (continued)

with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIML and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIML and PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIML and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five-, and ten-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

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The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one- and five-year periods and underperformed over the other periods.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 0.95% for Class A shares, 1.70% for Class C shares, 0.70% for Class Z shares, and 0.65% for Class R6 shares through June 30, 2025.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Floating Rate Income Fund

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Government Income Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify

[1]	PGIM Government Income Fund is a series of Prudential Investment Portfolios, Inc. 14.

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any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

PGIM Government Income Fund

Approval of Advisory Agreements (continued)

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining

Visit our website at pgim.com/investments

existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group

PGIM Government Income Fund

Approval of Advisory Agreements (continued)

information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one- year period and underperformed its benchmark index over the remaining periods.
•	The Board considered that the Fund outperformed its benchmark index over the fourth quarter of 2023 and in seven of the last ten calendar years (gross of fees).
•

The Board also considered that portfolio managers were added to the Fund in 2021 and more recent performance was attributable to the current portfolio management team. In that regard, the Board considered the Fund’s improved performance.

•

PGIM Investments has contractually agreed, through June 30, 2025, to limit (exclusive of certain fees and expenses) total annual fund operating expenses after fee waivers and/or expense reimbursements to 0.48% of average daily net assets for Class Z shares and 0.47% of average daily net assets for Class R6 shares.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

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Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 14

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	October 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 22, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	October 22, 2024